[GRAPHIC]
                              Semi-Annual Report

                              September 30, 1999

          Galaxy II Funds


                              Galaxy II Large Company Index Fund

                              Galaxy II Small Company Index Fund

                              Galaxy II Utility Index Fund

                              Galaxy II U.S. Treasury Index Fund

                              Galaxy II Municipal Bond Fund


               Galaxy Funds


                                                                   [LOGO] Galaxy
                                                                          Funds

Market Overview

"After cutting short-term rates by 75 basis points (0.75%) during the fall of 1998, the Fed imposed rate hikes of 25 basis points (0.25%) each on both June 30, 1999 and August 24, 1999. The Fed then indicated it might have to raise rates before the end of 1999, if economic growth remained strong enough to threaten higher inflation."

Market Overview

By Fleet Investment Advisors Inc.

    Stock prices remained volatile in the six months ended September 30, 1999 and bond prices fell, as interest rates rose and investors became more concerned about inflation and future economic growth. Although inflation remained relatively low, economic growth was stronger than many analysts had expected. This raised fears that the Federal Reserve (the "Fed") would have to boost interest rates to keep inflation under control. After cutting short-term rates by 75 basis points (0.75%) during the fall of 1998, the Fed imposed rate hikes of 25 basis points (0.25%) each on both June 30, 1999 and August 24, 1999. The Fed then indicated it might have to raise rates before the end of 1999, if economic growth remained strong enough to threaten higher inflation.

    Meanwhile, the further recovery of economies overseas and a record imbalance in U.S. trade caused the U.S. dollar to weaken against the Japanese yen and other foreign currencies. Besides raising concerns that higher import costs would mean further fuel for inflation, the weaker dollar caused worry that foreign investors would leave U.S. securities markets for better opportunities abroad.

    During the six-month reporting period, the Standard & Poor's(R) 500 Composite Stock Price Index (the "S&P(R) 500 Index"), a benchmark for large-company stocks, had a total return of 0.37%, and the Standard & Poor's(R) Small Cap 600 Stock Price Index (the "S&P(R) 600 Index"), a benchmark for small-company stocks had a total return of 9.83%. Over the same time, the U.S. Treasury component of the Salomon Smith Barney Broad Investment Grade Bond Index (the "Salomon Smith Barney U.S. Treasury Index") returned -0.21%, and the Lehman Brothers Quality Intermediate Bond Index, a benchmark for municipal bonds, had a total return of -0.59%.

Growth Still Surprisingly Strong

    For the second quarter of 1999, when the reporting period began, the Gross Domestic Product ("GDP") that measures the output of U.S. goods and services improved at an annualized rate of 1.8%, versus 4.3% in the first quarter. However, a robust recovery in economies overseas, among other signs, indicated that U.S. economic growth remained surprisingly strong.

    In a distinct change in sentiment during the second quarter, stock investors broadened their interests beyond the large-company shares that had led the market's advance for many months and began to buy issues of small- and mid-sized companies as well as "value-oriented" securities. With brighter prospects for corporate earnings, investors also favored stocks in "cyclical" sectors that have greater sensitivity to economic growth. This trend did not continue into the third quarter, however, as selected large-cap growth stocks rallied.

    As bond investors worried that continued economic strength would keep upward pressure on inflation and interest rates, the yield on the 30-year Treasury bond rose from 5.63% at the end of the first quarter to 5.96% at the end of the second quarter. The shrinking of Treasury supplies due to a federal budget surplus, at a time when supplies of corporate bonds remained ample, helped Treasuries outperform corporates for the quarter. Municipal bonds underperformed late in the second quarter, as institutional investors traded tax-exempt issues for taxable securities.

    The two hikes in short-term interest rates, along with greater weakness in the dollar, hit stocks hard in the third quarter of 1999. Many indicators pointed to a pickup in domestic growth that, combined with the weaker dollar, suggested further rate hikes by the end of the year that could eventually slow growth and reduce corporate earnings. This drove most stock investors back to the greater earnings reliability of larger companies, with particular emphasis on technology and energy shares.

"After averaging growth rates of 3.9% and 3.8% in 1998 and 1999, respectively, we expect the GDP to improve by 2.5% next year. If that's the case, inflation should remain under control, interest rates should retrace their recent rise, and bond prices should strengthen."

    Bond prices moved lower in the third quarter, pushing the yield for 30-year Treasury bonds to a high of 6.28% in August. As fears of further rate hikes eased somewhat in September, and many stock investors fled to bonds, the yield for long-term Treasuries retreated to 6.05% by the end of the reporting period. Concern about future earnings, combined with a continued reduction in Treasury supplies, helped Treasuries continue to outperform corporate bonds. Third-quarter results for municipal bonds were mixed, with short-term municipals outperforming Treasuries of comparable maturities and long-term municipals underperforming long-term Treasuries.

Signs of Slower Growth Ahead

    Stock and bond prices are likely to remain volatile in coming months. With year-end profit taking and concerns about potential Year 2000 ("Y2K") computer problems, stock prices could even experience a further correction. Meanwhile, a tight labor supply and reduced gains in productivity could keep upward pressure on wages and inflation and force the Fed to raise interest rates again.

    There are now many signs, however, that previous rate hikes are already creating an environment for slower growth. After averaging growth rates of 3.9% and 3.8% in 1998 and 1999, respectively, we expect the GDP to improve by 2.5% next year. If that's the case, inflation should remain under control, interest rates should retrace their recent rise, and bond prices should strengthen. In this way, a slowdown in growth could lay the foundation for a rebound in stock prices next year, particularly among the many stocks whose valuations have become more attractive.

Average Annual Total Returns

As of September 30, 1999       6 Months    1 Year     3 Years      5 Years    Life of Fund
------------------------------------------------------------------------------------------------
Large Company Index Fund
(Inception date 10/1/90)        0.11%*      27.34%     24.59%       24.55%       19.44%
------------------------------------------------------------------------------------------------
Small Company Index Fund
(Inception date 10/1/90)        8.80%*      16.24%      8.42%       13.31%       15.39%
------------------------------------------------------------------------------------------------
Utility Index Fund
(Inception date 1/5/93)         5.93%*      -1.43%     15.67%       14.48%       11.48%
------------------------------------------------------------------------------------------------
U.S. Treasury Index Fund
(Inception date 6/4/91)        -0.44%*      -2.19%      6.45%        7.26%        7.19%
------------------------------------------------------------------------------------------------
Municipal Bond Fund
(Inception date 4/15/93)       -1.73%*      -0.38%      4.62%        5.51%        4.87%
------------------------------------------------------------------------------------------------

*   Unannualized total returns.

The performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Portfolio Reviews

[PHOTO]

G. Jay Evans became manager of the Galaxy Fund II Large Company Index Fund, the Galaxy Fund II Small Company Index Fund and the Galaxy Fund II Utility Index Fund in July 1998. He previously had managed these Funds from July 1994 until March of 1996 and has managed the Equity Value Fund of The Galaxy Fund since April 1992.

GALAXY FUND II
LARGE COMPANY INDEX FUND

By G. Jay Evans
Portfolio Manager

    The Galaxy Fund II Large Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of large-capitalization stocks as represented by the S&P(R) 500 Index. By investing in publicly traded U.S. stocks according to their representation in the S&P(R) 500 Index, the Fund is also structured to deliver the same volatility and risk as the Index.

    For the six months ended September 30, 1999, the S&P(R) 500 Index had a total return of 0.37%, and the Galaxy Fund II Large Company Index Fund had a total return of 0.11% (after the deduction of operating expenses.) The Fund's 6-month performance represents a correlation coefficient of 99.996%. The correlation coefficient measures the degree to which the Fund's performance moves in line with its target index.

Changing Outlook Shifts Market Leadership

    Large-capitalization stocks offer greater liquidity and, often, market dominance that investors prize during periods of competitive pricing and slower demand. Many of these stocks are global competitors sensitive to foreign investment, currency swings, and economic developments overseas. Generally, these and other characteristics earn large-cap stocks higher valuations. During periods of rising confidence and earnings acceleration, however, they may lose leadership to companies with smaller-capitalizations as investors seek higher returns in the broader market.

    These trends were repeated in the recent six-month reporting period. During the first four months of the period, when signs of economic recovery overseas and strong consumer spending at home brightened the earnings prospects for U.S. companies, many investors moved into shares of small- and medium-sized companies to take advantage of the more attractive valuations in those sectors. Later in the period, as concerns about higher interest rates and inflation clouded the earnings outlook, investors turned to the global leaders in technology and chased large-cap energy issues higher. Even with this change in sentiment, large-cap shares underperformed small-cap issues over the six month reporting period.

Large-Cap Sector Should Lead in Near Term

    While significant valuation disparities remain between large- and small-cap stocks, there is little other evidence that would support a broadening of investor interest in the near future. If a slowing in both the demand for credit and the issuance of new government debt securities helps interest rates retrace their recent rise, however, there could be a cooling-off period that would set the stage for stronger earnings growth and a movement to smaller-cap issues.

Galaxy Fund II Large Company Index Fund

Distribution of Total Net Assets as of September 30, 1999

  [The following table was represented as a pie chart in the printed material.]

          U.S. Government Obligations,
          Repurchase Agreement and
          Net Other Assets and Liabilities ...........   1%
          Other Common Stocks ........................   1%
          Utilities ..................................   9%
          Basic Materials ............................   4%
          Technology .................................  26%
          Capital Goods ..............................   7%
          Consumer Staples ...........................  19%
          Finance ....................................  14%
          Energy .....................................   7%
          Consumer Cyclical ..........................  12%

Galaxy Fund II Large Company Index Fund

Growth of $10,000 investment*

            [The following table was represented as a mountain graph
                            in the printed material.]

                                                   10/1/90     9/30/99
                                                   -------     -------
      Galaxy Fund II Large Company Index Fund .... $10,000     $49,448
      S&P(R) 500 Index ........................... $10,000     $52,388

*Since inception on 10/1/90. The S&P(R) 500 Index is an unmanaged index which does not reflect management fees and other expenses. An investor cannot invest in the Index.

Portfolio Reviews

GALAXY FUND II
SMALL COMPANY INDEX FUND

By G. Jay Evans
Portfolio Manager

    The Galaxy Fund II Small Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of smaller-capitalization stocks as represented by the S&P(R) 600 Index. The S&P(R) 600 Index is an unmanaged index of small-company stocks. By investing in smaller-capitalization stocks according to their representation in the S&P(R) 600 Index, the Fund is also structured to deliver the same volatility and risk as the Index.

    For the six months ended September 30, 1999, the S&P(R) 600 Index produced a total return of 9.83%. Over the same time the Galaxy Fund II Small Company Index Fund returned 8.80% (after the deduction of operating expenses). The Fund's 6-month performance represents a correlation coefficient of 99.977%. The correlation coefficient measures the degree to which the Fund's performance moved in line with its target index during the period.

Investors Flirt with Small Cap Sector

    Smaller companies are generally more oriented towards the domestic economy and are thought to be more flexible in responding to business opportunities. Although they are usually less sensitive to macroeconomic developments, small-cap shares generally attract investors when economic confidence is rising. While the prices of small-cap stocks tend to be more volatile than the prices for large-cap shares, that volatility can be offset by the potential for higher returns in small-cap stocks.

    Prices for stocks of small companies outperformed in the first four months of the reporting period as the economy brightened and investors recognized the significant value offered by the small-cap sector. Then the weaker dollar, soaring oil prices, and rising interest rates dimmed the outlook for inflation and market liquidity in the last two months of the period. There was little support for companies reporting even minor earnings disappointments. In this environment investors favored the global leaders in technology and the large energy stocks. Despite this change in sentiment, small-cap shares enjoyed significantly greater gains than large-cap shares for the reporting period as a whole.

Full Recovery Requires Greater Confidence

    Even after their recent gains, the prices for small-cap shares remain very attractive versus large-cap shares. However, a full recovery in the sector will probably require stronger earnings estimates, lower corporate debt risk premiums, and greater confidence in the intermediate-term outlook for the economy. If interest rates decline in coming quarters, lending confidence to the long-term outlook, investors may decide to take advantage of opportunities in the small-cap sector.

Galaxy Fund II Small Company Index Fund

Distribution of Total Net Assets as of September 30, 1999

  [The following table was represented as a pie chart in the printed material.]

             Other Common Stocks .......................   11%
             Consumer Staples ..........................   17%
             Utilities .................................    4%
             Capital Goods .............................    6%
             Finance ...................................   11%
             Consumer Cyclical .........................   16%
             Technology ................................   22%
             Basic Materials ...........................    6%
             U.S. Government Obligation,
             Repurchase Agreement and
             Net Other Assets and Liabilities ..........    7%

Galaxy Fund II Small Company Index Fund

Growth of $10,000 investment*

            [The following table was represented as a mountain graph
                            in the printed material.]

                                                   10/1/90     9/30/99
                                                   -------     -------

Galaxy Fund II Small Company Index Fund .........  $10,000     $36,242

S&P(R) 600 Index ................................  $10,000     $40,504

*Since inception on 10/1/90. The S&P(R) 600 Index is an unmanaged index which does not reflect management fees and other expenses. An investor cannot invest in the Index.

Portfolio Reviews

GALAXY FUND II UTILITY INDEX FUND

By G. Jay Evans
Portfolio Manager

    The Galaxy Fund II Utility Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of stocks in the utility industry. To this end, the Fund invests in publicly traded stocks according to their representation in the Standard & Poor's(R) Utilities Composite Stock Price Index (the "S&P(R) Utilities Index"). The S&P(R) Utilities Index is an unmanaged index of the common stocks of utility companies included in the S&P(R) 500 Index.

    For the six months ended September 30, 1999, the S&P(R) Utilities Index produced a total return of 6.26%, and the Galaxy Fund II Utility Index Fund had a total return of 5.93% (after the deduction of operating expenses). This performance represents a correlation coefficient of 99.992%. The correlation coefficient measures the degree to which the Fund's performance moved in line with its target index during the period.

Value and Stability Help Utilities Outperform

    Utility stocks have historically offered defensive characteristics that are desirable during periods of high market volatility. With strong yields, utilities have also performed well when short-term interest rates decline prior to economic expansions. Utility stocks will most likely remain defensive income vehicles despite significant industry changes resulting from deregulation.

    Utility stocks in the Galaxy Fund II Utility Index Fund outperformed broader market benchmarks during the reporting period. Although interest rates rose, which can erode the earnings of utility firms, the sector benefited in the first part of the period as a generally brighter earnings picture encouraged investors to trade large-cap growth stocks for shares in other sectors that had better valuations. As further rises in interest rates threatened higher inflation, slower economic growth and higher market volatility, utility stocks benefited as investors searched for issues with relatively stable returns. Furthermore, the sector's exposure to the growth in communications technology added to investor interest.

Near Term Outlook Could Favor Utilities

    With future uncertainty in the form of potential Y2K computer problems, cooler relations between several Asian countries, and questions of control in Russia, investors may continue to favor utility positions. The high dividend yields of utilities may also attract investors in coming months, if the Fed succeeds in slowing the economy.

Galaxy Fund II Utility Index Fund

Distribution of Total Net Assets as of September 30, 1999

  [The following table was represented as a pie chart in the printed material.]

            Repurchase Agreement and
            Net Other Assets and Liabilities .........   1%
            Energy ...................................  20%
            Utilities ................................  79%

Galaxy Fund II Utility Index Fund

Growth of $10,000 investment*

            [The following table was represented as a mountain graph
                            in the printed material.]

                                                  1/5/93       9/30/99
                                                  ------       -------
        Galaxy Fund II Utility Index Fund .....  $10,000       $20,795
        S&P(R) Utilities Index ................  $10,000       $21,905

*Since inception on 1/5/93. The S&P(R) Utilities Index is an unmanaged index which does not reflect management fees and other expenses. An investor cannot invest in the Index.

Portfolio Reviews

[PHOTO]

David Lindsay has managed the Galaxy Fund II U.S. Treasury Index Fund since July 1994. He has managed fixed-income portfolios for Fleet Investment Advisors Inc. since 1986.

GALAXY FUND II U.S. TREASURY INDEX FUND

By David Lindsay
Portfolio Manager

    The Galaxy Fund II U.S. Treasury Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of the U.S. Treasury notes and bonds as represented by the Salomon Smith Barney U.S. Treasury Index, an unmanaged index of U.S. Treasury bonds. The Fund attempts to meet this objective by investing in U.S. Treasury notes and bonds according to their representation in the Salomon Smith Barney U.S. Treasury Index.

    For the six months ended September 30, 1999, the Salomon Smith Barney U.S. Treasury Index posted a total return of -0.21%, and the Galaxy Fund II U.S. Treasury Index Fund had a total return of -0.44% (after the deduction of operating expenses). This performance represents a correlation coefficient of 99.395%. The correlation coefficient measures the degree to which the Fund's performance moved in line with its target index during the period.

Investors Favor Quality and Liquidity of Treasuries

    Backed by the full faith and credit of the U.S. government, Treasury bonds have historically been especially attractive to domestic and foreign investors during times of economic and market uncertainty. Investors also prefer Treasuries at these times due to their strong liquidity. Because their yields are generally lower than those for other taxable debt, however, Treasury issues are often less appealing when economic and market outlooks are brightening.

    This pattern of Treasury performance was again evident during the recent six-month reporting period. After underperforming other market sectors in the first quarter of 1999, Treasuries outperformed for the combined second and third quarters. As interest rates rose during this time, investors became concerned about future growth and returned to the stronger credit quality and higher liquidity that Treasuries offer. Treasuries also benefited as federal budget surpluses reduced the supply of new issues, while supplies of corporate debt remained strong.

Search for Quality and Liquidity May Continue

    Although interest rates and bond yields may edge higher in the short term, we expect the recent increases in interest rates will slow growth in coming months and help bond prices to rise. As investors become more concerned about future growth, and potential Y2K computer problems, they are likely to continue to seek the higher credit quality and greater liquidity that Treasuries offer. As in previous months, Treasuries should also benefit from reduced supplies of new issues.

Galaxy Fund II U.S. Treasury Index Fund

Distribution of Total Net Assets as of September 30, 1999

  [The following table was represented as a pie chart in the printed material.]

               Repurchase Agreement and
               Net Other Assets and Liabilities ...........   2%
               U.S. Treasury Bonds ........................  32%
               U.S. Treasury Notes ........................  66%

Galaxy Fund II U.S. Treasury Index Fund

Growth of $10,000 investment*

            [The following table was represented as a mountain graph
                            in the printed material.]

                                                       6/4/91    9/30/99
                                                       ------    -------
     Galaxy Fund II U.S. Treasury Index Fund ........ $10,000    $17,827
     The Salomon Smith Barney U.S. Treasury Index ... $10,000    $18,539

* Since inception on 6/4/91. The Salomon Smith Barney U.S. Treasury Index is an unmanaged index which does not reflect management fees and other expenses. An investor cannot invest in the Index.

Portfolio Reviews

[PHOTO]

Glenn Migliozzi is the managing director of Fixed Income Investments for Fleet Investment Advisors Inc. He is also a member of Fleet's Tax-Exempt Investment Policy Committee, which has managed the Galaxy Fund II Municipal Bond Fund since 1996.

GALAXY FUND II MUNICIPAL BOND FUND

By Glenn Migliozzi
Managing Director, Fixed Income Investments

    The Galaxy Fund II Municipal Bond Fund seeks to provide investors with the highest level of income exempt from regular federal income tax that is consistent with prudent investment management and preservation of capital. Typically, the Fund invests substantially all of its assets in debt securities issued by state, local, and regional government agencies, and maintains an average maturity for its investments of 7 to 12 years.

    For the six months ended September 30, 1999, the Galaxy Fund II Municipal Bond Fund earned a total return of -1.73% (after deduction of operating expenses). During the same time, the average of the intermediate municipal bond funds tracked by Lipper Analytical Services had a total return of -1.72%, the Lehman Brothers Seven-Year Municipal Bond Index had a total return of -0.89%, and the Lehman Brothers Quality Intermediate Bond Index had a total return of -0.59%. We have changed the Fund's market benchmark to the Lehman Quality Intermediate Bond Index because we believe this Index more closely resembles the broad-based mix of high-quality securities in the Fund than the Lehman Brothers Seven-Year Municipal Bond Index does.

High Quality Mix of Maturities Helps Returns

    Having outperformed taxable bonds in the first quarter of 1999, municipal bonds began to lag at the end of the second quarter. The underperformance occurred as investors traded municipals for taxable issues to take advantage of attractive yields in taxable sectors. Negative returns for municipals continued in the third quarter, as supplies of new municipals increased against reduced demand from municipal bond mutual funds. This was offset somewhat as the overall increase in yields encouraged purchases of municipal bonds, particularly municipals with short to intermediate maturities.

    Prices for intermediate-term municipals were the hardest hit in the second quarter. Longer maturities then underperformed significantly in the third quarter. The Fund benefited in this environment from the laddered maturity structure of its portfolio and from a continued emphasis on holdings with high credit quality. As municipal yields rose, we took advantage of the particularly attractive yields available in issues at the longer end of the Fund's maturity range.

Longer Maturities Could Again Outperform

    Although there remains some uncertainty about whether the Fed will raise interest rates again before the end of 1999, we feel that current yields for municipal bonds offer attractive investment opportunities. Longer intermediate-term municipals have yields in excess of 5%, which represents a taxable yield of 8.27% for investors in the 39.6% tax bracket. We continue to emphasize issuers with strong credit fundamentals, believing that investors are not rewarded sufficiently at this time for the added risk involved with lower-rated securities.

Galaxy Fund II Municipal Bond Fund

Geographical Distribution of Total Net Assets as of September 30, 1999

  [The following table was represented as a pie chart in the printed material.]

            East ......................................  30%
            South .....................................  31%
            Mountain ..................................   7%
            Cash Equivalents and
            Net Other Assets and Liabilities ..........   4%
            Pacific ...................................  10%
            North Central .............................  18%

Galaxy Fund II Municipal Bond Fund

Growth of $10,000 investment*

            [The following table was represented as a mountain graph
                            in the printed material.]

                                                     4/15/93      9/30/99
                                                     -------      -------
Galaxy Fund II Municipal Bond Fund ................. $10,000      $13,592
Lehman Brothers Seven-Year Municipal Bond Index .... $10,000      $13,754
Lehman Brothers Quality Intermediate Bond Index .... $10,000      $14,058

*Since inception on 4/15/93. The Lehman Brothers Seven-Year Municipal Bond Index and Quality Intermediate Bond Index are unmanaged indices which do not reflect management fees and other expenses. An investor cannot invest in these indices.

Shareholder Information

                                    TRUSTEES
                                  AND OFFICERS

                              Dwight E. Vicks, Jr.
                              Chairman and Trustee

                                 John T. O'Neill
                              President, Treasurer
                                   and Trustee

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     Trustee

                                Donald B. Miller
                                     Trustee

                                  James M. Seed
                                     Trustee

                               Bradford S. Wellman
                                     Trustee

                                    W. Bruce
                               McConnel, III, Esq.
                                    Secretary

                                  Jylanne Dunne
                               Vice President and
                               Assistant Treasurer

                                William Greilich
                                 Vice President

                               INVESTMENT ADVISOR

                                Fleet Investment
                                  Advisors Inc.
                                 75 State Street
                                   Boston, MA
                                      02109

                                   DISTRIBUTOR

                                   First Data
                               Distributors, Inc.
                                  P.O. Box 6520
                                   Providence,
                             Rhode Island 02940-6520

                                  ADMINISTRATOR

                                   FleetBoston
                                 Financial Corp.
                                50 Kennedy Plaza
                                   Providence,
                             Rhode Island 02903-2305

For complete information, and before making an investment decision on any of the Funds of Galaxy Fund II, you should request a prospectus from First Data Distributors, Inc. by calling toll-free 1-877-BUY-GALAXY (1-877-289-4252). This report is submitted for the general information of shareholders of Galaxy Fund
II. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of Galaxy Fund II, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. Read the prospectus carefully before you invest.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, FleetBoston Financial Corp. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the Funds are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal amount invested.

                                 [RECYCLE LOGO]

Large Company Index Fund

Portfolio of Investments
September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

COMMON STOCKS - 99.10%

             Technology - 26.46%

    11,300   ADC Telecommunications, Inc. *.....................    $      473,894
     9,000   Adaptec, Inc. *....................................           357,188
     5,550   Adobe Systems, Inc.................................           629,925
    12,060   Advanced Micro Devices, Inc. *.....................           207,281
    93,035   America OnLine, Inc.*..............................         9,675,640
   267,439   American Telephone & Telegraph Corp................        11,633,596
    13,328   Apple Computer, Inc. *.............................           843,829
    30,953   Applied Materials, Inc. *..........................         2,410,465
     4,917   Autodesk, Inc......................................           107,559
    50,621   Automatic Data Processing, Inc.....................         2,258,962
    19,791   BMC Software *.....................................         1,416,293
    13,955   Cabletron Systems, Inc. *..........................           218,919
    60,083   CBS Corp.*.........................................         2,778,839
     1,892   Celera Genomics*...................................            76,153
    12,248   Ceridian Corp. *...................................           304,669
   272,964   CISCO Systems, Inc. *..............................        18,715,094
   140,797   Compaq Computer Corp...............................         3,229,531
    45,220   Computer Associates International, Inc.............         2,769,725
    13,332   Computer Sciences Corp. *..........................           937,406
    31,251   Compuware Corp.*...................................           814,479
    19,508   Corning, Inc.......................................         1,337,517
     4,193   Data General Corp. *...............................            88,315
   213,153   Dell Computer Corp. *..............................         8,912,460
     3,888   EG&G, Inc..........................................           154,791
    41,446   Electronic Data Systems Corp.......................         2,194,048
    84,064   EMC Corp. *........................................         6,005,322
    26,234   Gateway 2000 *.....................................         1,165,773
    14,161   General Instrument Corp. *.........................           681,498
    65,730   Global Crossing Ltd.*..............................         1,741,842
     6,714   Harris Corp........................................           185,474
    85,249   Hewlett-Packard Co.................................         7,842,908
    10,593   Honeywell, Inc.....................................         1,179,133
   277,979   Intel Corp.........................................        20,657,314
   152,854   International Business Machines Corp...............        18,552,654
     9,821   ITT Industies, Inc.................................           312,431
     7,346   KLA-Tencor Corp. *.................................           477,490
    10,800   Lexmark International Group, Inc., Class A *.......           869,400
    11,859   LSI Logic Corp. *..................................           610,738
   257,753   Lucent Technologies, Inc...........................        16,721,726
    20,766   Micron Technology, Inc. *..........................         1,382,237
   428,489   Microsoft Corp. *..................................        38,805,035
    50,366   Motorola, Inc......................................         4,432,208
    13,855   National Semiconductor Corp. *.....................           422,578
     6,100   Network Appliance, Inc. *..........................           436,912
   109,774   Nortel Networks Corp...............................         5,598,474
    29,552   Novell, Inc. *.....................................           611,357
   122,574   Oracle Corp. *.....................................         5,577,117
    22,866   Parametric Technology Corp. *......................           308,691
     8,170   Pe Corp - PE Biosystems Group......................           590,282
    19,320   PeopleSoft, Inc. *.................................           327,232
    23,073   Pitney Bowes, Inc..................................         1,406,011
    13,500   QUALCOMM, Inc. *...................................         2,554,031
     5,690   Scientific-Atlanta, Inc............................           282,011
    20,466   Seagate Technology, Inc. *.........................           630,609
    15,846   Silicon Graphics, Inc. *...........................           173,316
    72,642   Sprint Corp........................................         3,940,828
    36,630   Sprint PCS Group*..................................         2,731,224
    63,931   Sun Microsystems, Inc. *...........................         5,945,583
    30,117   3Com Corp. *.......................................           865,864
     3,983   Tektronix, Inc.....................................           133,431
    32,552   Tellabs, Inc. *....................................         1,853,429
    65,464   Texas Instruments, Inc.............................         5,384,414
     4,712   Thomas & Betts Corp................................           240,312
    25,715   Unisys Corp. *.....................................         1,160,389
    55,305   Xerox Corp.........................................         2,319,353
                                                                    --------------
                                                                       237,663,209
                                                                    --------------

             Consumer Staples - 19.44%

   127,393   Abbott Laboratories................................         4,681,693
     4,630   Alberto-Culver Co., Class B........................           107,069
     5,473   Allergan, Inc......................................           602,030
     8,360   ALZA Corp. *.......................................           357,913
   110,695   American Home Products Corp........................         4,593,842
    42,806   Amgen, Inc. *......................................         3,488,689
    40,493   Anheuser-Busch Cos., Inc...........................         2,837,041
    52,903   Archer-Daniels-Midland Co..........................           644,755
    22,236   Avon Products, Inc.................................           551,731
     4,612   Bard (C.R.), Inc...................................           217,052
     4,619   Bausch & Lomb, Inc.................................           304,565
    24,023   Baxter International, Inc..........................         1,447,386
    20,789   Becton Dickinson & Co..............................           583,391
    24,133   Bestfoods..........................................         1,170,450
     9,446   Biomet, Inc........................................           248,548
    33,056   Boston Scientific Corp. *..........................           816,070
   167,343   Bristol-Myers Squibb Co............................        11,295,652
     5,782   Brown-Forman Corp., Class B........................           360,652
    37,653   Campbell Soup Co...................................         1,473,174
    22,872   Cardinal Health, Inc...............................         1,246,524
    50,386   Carnival Corp......................................         2,191,791
    19,536   Clorox Co..........................................           747,252
   207,338   Coca-Cola Co.......................................         9,965,183
    34,148   Coca-Cola Enterprises, Inc.........................           770,464
    49,836   Colgate Palmolive Co...............................         2,279,997
    47,741   Columbia/HCA Healthcare Corp.......................         1,011,512
    41,126   ConAgra, Inc.......................................           927,905
     3,134   Coors (Adolph) Co., Class B........................           169,628
    18,270   Costco Cos., Inc. *................................         1,315,440
    32,751   CVS Corp...........................................         1,336,650
    11,429   Danaher Corp.......................................           602,165
    17,818   Federated Department Stores, Inc. *................           778,424
    14,584   Fortune Brands, Inc................................           470,334
    12,994   General Mills, Inc.................................         1,054,138
    94,389   Gillette Co........................................         3,203,327
    25,289   Guidant Corp.......................................         1,356,123
    35,470   HEALTHSOUTH Corp. *................................           215,037
    30,424   Heinz (H. J.) Co...................................         1,308,232
    12,062   Hershey Foods Corp.................................           587,269
    14,061   Humana, Inc. *.....................................            96,669
    27,863   IMS Health, Inc....................................           635,625
     8,926   International Flavors & Fragrances, Inc............           307,947
   113,112   Johnson & Johnson Co...............................        10,392,165
    34,196   Kellogg Co.........................................         1,280,213

                       See Notes to Financial Statements.

Large Company Index Fund

September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

             Consumer Staples (continued)

    46,134   Kimberly-Clark Corp................................    $    2,422,035
    92,649   Lilly (Eli) & Co...................................         5,929,536
    19,104   Limited, Inc.......................................           730,728
     5,443   Liz Clairborne, Inc................................           168,733
     9,137   Manor Care, Inc.*..................................           157,042
    22,622   McKesson HBOC, Inc.................................           656,038
    51,191   Mediaone Group, Inc.*..............................         3,496,985
    97,232   Medtronic, Inc.....................................         3,451,736
   196,916   Merck & Co., Inc...................................        12,762,618
    27,382   Nabisco Group Holdings Corp........................           410,730
    24,215   NIKE, Inc., Class B................................         1,377,228
   123,894   PepsiCo, Inc.......................................         3,747,794
   329,572   Pfizer, Inc........................................        11,843,994
    42,702   Pharmacia & Upjohn, Inc............................         2,119,087
   204,515   Philip Morris Cos., Inc............................         6,991,857
    20,344   Pioneer Hi-Bred International, Inc.................           809,946
   111,549   Procter & Gamble Co................................        10,457,719
    11,439   Quaker Oats Co.....................................           707,788
    26,453   Ralston Purina Co..................................           735,724
     4,733   Reebok International, Ltd. *.......................            50,584
     3,146   Russell Corp.......................................            44,634
    40,920   Safeway, Inc.*.....................................         1,557,518
    78,302   Sara Lee Corp......................................         1,835,203
   123,423   Schering-Plough Corp...............................         5,384,328
    35,966   Seagram Co., Ltd...................................         1,636,453
     7,031   Sealed Air Corp. *.................................           360,778
    32,903   Sears Roebuck & Co.................................         1,032,332
     2,309   Shared Medical Systems Corp........................           107,946
     1,573   Springs Industries, Inc., Class A..................            53,384
     7,122   St. Jude Medical, Inc. *...........................           224,343
     7,552   Stanley Works......................................           190,216
    39,234   Staples, Inc.*.....................................           855,792
    10,181   SuperValu, Inc.....................................           222,073
    28,405   Sysco Corp.........................................           995,950
     4,836   Tupperware Corp....................................            97,929
    47,999   Unilever NV, New York Shares, ADR..................         3,269,932
    16,246   United Healthcare Corp.............................           790,977
    15,523   UST, Inc...........................................           468,601
    10,274   VF Corp............................................           318,494
    71,436   Warner-Lambert Co..................................         4,741,564
     5,600   Wellpoint Health Networks, Inc. *..................           319,200
    12,475   Winn-Dixie Stores, Inc.............................           370,352
     9,855   Wrigley (Wm.) Jr. Co...............................           678,147
                                                                    --------------
                                                                       174,615,765
                                                                    --------------

             Finance - 14.39%

    12,168   Aetna, Inc.........................................           599,274
    22,700   AFLAC, INC.........................................           950,563
    69,446   Allstate Corp......................................         1,731,810
    38,293   American Express Co................................         5,155,195
    21,189   American General Corp..............................         1,338,880
   129,112   American International Group, Inc..................        11,224,674
    14,799   AmSouth Bancorp....................................           346,852
    21,458   Aon Corp...........................................           634,352
    58,660   Associates First Capital Corp......................         2,111,760
   146,136   Bank of America Corp...............................         8,137,948
    98,536   Bank One Corp......................................         3,430,284
    24,677   BankBoston Corp....................................         1,070,365
    24,394   BB&T Corp..........................................           789,756
    10,074   Bear Stearns Cos, Inc..............................           387,219
     8,390   Block (H&R), Inc...................................           364,441
    16,777   Capital One Financial Corp.........................           654,303
    73,838   Chase Manhattan Corp...............................         5,565,539
    13,934   Chubb Corp.........................................           694,087
    17,821   CIGNA Corp.........................................         1,385,583
    14,160   Cincinnati Financial Corp..........................           531,442
   284,620   Citigroup, Inc.....................................        12,523,280
    13,114   Comerica, Inc......................................           663,896
    26,344   Conseco, Inc.......................................           508,769
     9,343   Countrywide Credit Industries, Inc.................           301,312
    12,382   Equifax, Inc.......................................           348,244
    87,106   Fannie Mae.........................................         5,460,457
    22,552   Fifth Third Bancorp................................         1,372,148
    37,447   First Data Corp....................................         1,642,987
    81,611   First Union Corp...................................         2,902,291
    84,734   Firstar Corp.......................................         2,171,309
    47,757   Fleet Financial Group, Inc.........................         1,749,100
    21,298   Franklin Resources, Inc............................           654,914
    57,188   Freddie Mac........................................         2,973,776
     4,831   Golden West Financial Corp.........................           474,646
    19,619   Hartford Financial Services Group, Inc.............           801,927
    41,309   Household International, Inc.......................         1,657,524
    19,515   Huntington Bancshares, Inc.........................           518,367
     8,809   Jefferson-Pilot Corp...............................           556,619
    37,197   KeyCorp............................................           960,148
     9,953   Lehman Brothers Holdings, Inc......................           580,384
    16,814   Lincoln National Corp., Ltd........................           631,576
     9,659   Loews Corp.........................................           677,941
    21,622   Marsh & McLennan Cos., Inc.........................         1,481,107
     8,292   MBIA, Inc..........................................           386,615
    63,775   MBNA Corp..........................................         1,454,867
    43,848   Mellon Bank Corp...................................         1,479,870
    29,410   Merrill Lynch & Co., Inc...........................         1,975,984
     9,532   MGIC Investment Corp...............................           455,153
    14,797   Morgan (J.P.) & Co., Inc...........................         1,690,557
    49,087   Morgan Stanley, Dean Witter, Discover & Co.........         4,377,947
    55,494   National City Corp.................................         1,480,996
     9,338   Northern Trust Corp................................           779,723
    12,000   Paine Webber Group, Inc............................           435,000
    20,619   Paychex, Inc.......................................           703,623
    25,383   PNC Bank Corp......................................         1,337,367
     6,186   Progressive Corp...................................           505,319
    11,966   Providian Financial Corp...........................           947,558
     3,658   Pulte Corp.........................................            79,562
    18,074   Regions Financial Corp.............................           542,220
     9,014   Republic New York Corp.............................           553,798
    11,742   Safeco Corp........................................           328,776
    67,366   Schwab (Charles) Corp..............................         2,269,392
    14,154   SLM Holding Corp...................................           608,622
    13,923   SouthTrust Corp....................................           499,488
    19,835   St. Paul Cos., Inc.................................           545,463
    13,534   State Street Corp..................................           874,635
    14,586   Summit Bancorp.....................................           473,133
    26,855   SunTrust Banks, Inc................................         1,765,716

                       See Notes to Financial Statements.

Large Company Index Fund

September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

             Finance (continued)

    22,256   Synovus Financial Corp.............................    $      415,909
    63,114   The Bank of New York Co., Inc......................         2,110,374
    11,751   Torchmark Corp.....................................           304,057
    62,373   U.S. Bancorp.......................................         1,882,885
    10,840   Union Planters Corp................................           441,730
    19,856   UnumProvident Corp.................................           584,511
    17,413   Wachovia Corp......................................         1,369,097
    49,939   Washington Mutual, Inc.............................         1,460,716
   136,348   Wells Fargo & Co...................................         5,402,789
                                                                    --------------
                                                                       129,240,501
                                                                    --------------

             Consumer Cyclical - 11.70%

    35,318   Albertson's, Inc...................................         1,397,268
     5,873   American Greetings Corp., Class A..................           151,230
     3,449   Armstrong World Industries, Inc....................           154,989
    12,797   AutoZone, Inc. *...................................           359,116
    12,000   Bed, Bath & Beyond, Inc. *.........................           350,250
    17,300   Best Buy Co., Inc. *...............................         1,073,681
     7,441   Black & Decker Corp................................           339,961
     2,102   Briggs & Stratton Corp.............................           122,704
     8,265   Brunswick Corp.....................................           205,592
    63,563   Cendant Corp. *....................................         1,128,243
     4,935   Centex Corp........................................           145,891
    16,800   Circuit City Stores-Circuit City Group.............           708,750
    27,441   Clear Channel Communications, Inc. *...............         2,191,850
    62,122   Comcast Corp. Special, Class A.....................         2,477,115
     9,232   Consolidated Stores Corp. *........................           203,681
     6,487   Cooper Tire & Rubber Co............................           114,333
     5,763   Crane Co...........................................           129,307
    13,948   Dana Corp..........................................           517,820
    11,639   Darden Restaurants, Inc............................           227,688
    37,040   Dayton-Hudson Corp.................................         2,224,715
    47,541   Delphi Autotmotive Systems Corp....................           763,627
     6,811   Deluxe Corp........................................           231,574
     9,231   Dillard's, Inc., Class A...........................           187,505
   172,495   Disney (Walt) Co...................................         4,463,308
    19,417   Dollar General Corp................................           599,500
    11,646   Donnelley (R.R.) & Sons Co.........................           336,278
     7,873   Dow Jones & Co., Inc...............................           420,221
    14,357   Dun & Bradstreet Corp..............................           428,915
    27,287   Eastman Kodak Co...................................         2,058,463
     6,089   Eaton Corp.........................................           525,557
     2,933   Fleetwood Enterprises, Inc.........................            59,210
   101,974   Ford Motor Co......................................         5,117,820
    23,914   Gannett Co., Inc...................................         1,654,550
    74,006   Gap, Inc...........................................         2,368,192
    15,009   Genuine Parts Co...................................           398,677
    13,209   Goodyear Tire & Rubber Co..........................           635,683
     3,246   Great Atlantic & Pacific Tea Co., Inc..............            98,394
     5,974   Harcourt General, Inc..............................           248,668
     8,810   Harrah's Entertainment, Inc. *.....................           244,478
    16,618   Hasbro, Inc........................................           356,248
    22,023   Hilton Hotels Corp.................................           217,477
   123,925   Home Depot, Inc....................................         8,504,353
    11,480   Ikon Office Solutions, Inc.........................           122,692
    23,016   Interpublic Group of Cos., Inc.....................           946,533
     3,147   Jostens, Inc.......................................            60,186
     3,398   Kaufman & Broad Home Corp..........................            70,084
     6,195   King World Productions, Inc. *.....................           232,312
    41,450   Kmart Corp. *......................................           484,447
     6,612   Knight-Ridder, Inc.................................           362,833
    13,425   Kohl's Corp. *.....................................           887,728
    69,332   Kroger Co. *.......................................         1,529,637
     3,345   Longs Drug Stores Corp.............................            99,932
    31,331   Lowe's Cos., Inc...................................         1,527,386
    20,967   Marriott International, Inc., Class A..............           685,359
    38,500   Masco Corp.........................................         1,193,500
    35,041   Mattel, Inc........................................           665,779
     7,761   Maytag Corp........................................           258,538
   114,953   McDonald's Corp....................................         4,942,979
    16,675   McGraw-Hill Cos., Inc..............................           806,653
     4,412   Meridith Corp......................................           160,211
    15,311   Mirage Resorts, Inc. *.............................           215,311
     3,575   National Services Industries, Inc..................           112,612
    15,814   New York Times Co., Class A........................           593,025
    23,663   Newell Rubbermaid, Inc.............................           675,874
    12,472   Nordstrom, Inc.....................................           336,744
    31,600   Office Depot, Inc. *...............................           321,925
    14,226   Omnicom Group, Inc.................................         1,129,689
     4,507   Owens-Corning......................................            97,746
    21,409   Penny (J.C.) Co., Inc..............................           735,934
     4,203   Pep Boys-Manny, Moe & Jack.........................            62,520
     3,762   Polaroid Corp......................................            97,812
    21,832   Rite Aid Corp......................................           301,554
    23,488   Service Corp. International........................           248,092
    14,581   Sherwin-Williams Co................................           305,290
     5,039   Snap-On, Inc.......................................           163,768
    16,696   Tandy Corp.........................................           862,974
    29,152   The May Department Stores Co.......................         1,062,226
   108,649   Time Warner, Inc...................................         6,600,427
     7,225   Times Mirror Co., Class A..........................           475,495
    26,671   TJX Cos., Inc......................................           748,455
     2,672   Too, Inc. *........................................            47,929
    21,802   Toys `R' Us, Inc. *................................           327,030
    20,534   Tribune Co.........................................         1,021,567
    12,897   Tricon Global Restaurants, Inc. *..................           527,971
    70,736   Tyco International, Ltd............................         7,303,502
    83,835   Walgreen Co........................................         2,127,313
   374,268   Wal-Mart Stores, Inc...............................        17,801,122
    48,408   Waste Management, Inc..............................           931,854
    10,686   Wendy's International, Inc.........................           281,843
     6,397   Whirlpool Corp.....................................           417,804
                                                                    --------------
                                                                       105,115,079
                                                                    --------------

             Utilities - 8.62%

    14,812   AES Corp. *........................................           873,908
    25,586   ALLTEL Corp........................................         1,800,615
    11,441   Ameren Corp........................................           432,613
    15,959   American Electric Power Co., Inc...................           544,601
    92,746   Ameritech Corp.....................................         6,231,372
   130,739   Bell Atlantic Corp.................................         8,800,369
   159,219   BellSouth Corp.....................................         7,164,855
    12,803   Carolina Power & Light Co..........................           452,906
    17,935   Central & South West Corp..........................           378,877

                       See Notes to Financial Statements.

Large Company Index Fund

September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

             Utilities (continued)

    11,570   Century Telephone Enterprises, Inc.................    $      470,031
    13,314   Cinergy Corp.......................................           376,953
     7,030   Columbia Energy Group..............................           389,286
    19,621   Consolidated Edison, Inc...........................           814,272
     8,090   Consolidated Natural Gas Co........................           504,614
    12,492   Constellation Energy Group.........................           351,338
    16,476   Dominion Resources, Inc............................           743,479
    12,178   DTE Energy Co......................................           439,930
    30,417   Duke Energy Corp...................................         1,676,737
    29,693   Edison International...............................           721,911
    20,675   Entergy Corp.......................................           598,283
    19,841   FirstEnergy Corp...................................           505,945
     8,400   Florida Progress Corp..............................           388,500
    15,222   FPL Group, Inc.....................................           766,808
    10,813   GPU, Inc...........................................           352,774
    81,111   GTE Corp...........................................         6,235,408
   156,330   MCI WorldCom, Inc.*................................        11,236,219
     9,352   New Century Energies, Inc..........................           312,708
    27,835   NEXTEL Communications, Inc., Class A *.............         1,887,561
    15,643   Niagara Mohawk Power Corp. *.......................           241,489
     4,000   NICOR, Inc.........................................           148,750
    12,790   Northern States Power Co...........................           275,784
     2,726   ONEOK, Inc.........................................            82,632
    24,966   PacifiCorp.........................................           502,441
    18,581   PECO Energy Co.....................................           696,788
     3,043   Peoples Energy Corp................................           107,076
    32,098   PG & E Corp........................................           830,536
    12,797   PP & L Resources, Inc..............................           346,319
    19,390   Public Service Enterprise Group, Inc...............           748,939
   164,728   SBC Communications, Inc............................         8,411,423
    58,655   Southern Co........................................         1,510,366
    14,276   Tenneco, Inc.......................................           242,692
    23,621   Texas Utilities Co. (Holding Co.)..................           881,359
    42,275   U.S. West, Inc., Communications Group..............         2,412,317
    18,267   Unicom Corp........................................           674,737
    60,057   Viacom Inc., Class B *.............................         2,537,408
    35,781   Williams Cos., Inc.................................         1,339,551
                                                                    --------------
                                                                        77,443,480
                                                                    --------------

             Energy - 6.82%

     7,656   Amerada Hess Corp..................................           468,930
    10,175   Anadarko Petroleum Corp............................           310,973
     8,386   Apache Corp........................................           362,170
     6,498   Ashland, Inc.......................................           218,495
    27,079   Atlantic Richfield Co..............................         2,399,876
    26,881   Baker Hughes, Inc..................................           779,549
    14,908   Burlington Resources, Inc..........................           547,869
    55,082   Chevron Corp.......................................         4,888,528
     8,850   CMS Energy Corp....................................           300,347
    17,935   Coastal Corp.......................................           734,214
    52,700   Conoco, Inc., Class B..............................         1,442,663
     1,881   Eastern Enterprises................................            87,349
    59,490   Enron Corp.........................................         2,453,962
   205,097   Exxon Corp.........................................        15,574,553
    36,924   Halliburton Co.....................................         1,513,884
     4,206   Helmerich & Payne, Inc.............................           106,464
     7,347   Kerr-McGee Corp....................................           404,544
    65,788   Mobil Corp.........................................         6,628,141
    29,669   Occidental Petroleum Corp..........................           686,096
    21,714   Phillips Petroleum Co..............................         1,058,557
    24,827   Reliant Energy, Inc................................           671,881
     7,119   Rowan Cos., Inc. *.................................           115,684
   180,374   Royal Dutch Petroleum Co., ADR.....................        10,653,339
    45,853   Schlumberger, Ltd..................................         2,857,215
    20,240   Sempra Energy......................................           421,245
     9,236   Sonat, Inc.........................................           366,554
     7,880   Sunoco, Inc........................................           215,715
    45,118   Texaco, Inc........................................         2,848,074
    12,800   Tosco Corp.........................................           323,200
    21,192   Union Pacific Resources Group, Inc.................           340,397
    20,256   Unocal Corp........................................           750,738
    25,909   USX-Marathon Group.................................           757,838
                                                                    --------------
                                                                        61,289,044
                                                                    --------------

             Capital Goods - 6.49%

    15,800   Allied Waste Industries, Inc.*.....................           184,663
     7,244   Andrew Corp. *.....................................           125,864
    79,729   Boeing Co..........................................         3,398,449
    30,607   Caterpillar, Inc...................................         1,677,646
     8,696   Cooper Industries, Inc.............................           406,538
     3,271   Cummins Engine Co., Inc............................           162,937
    20,551   Deere & Co.........................................           795,067
    18,789   Dover Corp.........................................           768,000
    37,034   Emerson Electric Co................................         2,340,086
     6,610   Fluor Corp.........................................           266,053
     3,040   FMC Corp. *........................................           146,680
     3,471   Foster Wheeler Corp................................            41,869
    16,804   General Dynamics Corp..............................         1,049,200
   275,930   General Electric Co................................        32,714,951
     8,181   Grainger (W.W.), Inc...............................           393,199
    20,977   Illinois Tool Works, Inc...........................         1,564,098
    13,945   Ingersoll-Rand Co..................................           766,103
     7,239   Johnson Controls, Inc..............................           480,036
    33,048   Lockheed Martin Corp...............................         1,080,256
     4,940   McDermott International, Inc.......................           100,035
     3,341   Milacron, Inc......................................            59,303
       722   NACCO Industries, Inc., Class A....................            50,450
     5,660   Navistar International Corp. *.....................           263,190
     5,779   Northrop Grumman Corp..............................           367,328
     6,607   PACCAR, Inc........................................           336,131
     9,322   Parker-Hannifin Corp...............................           417,742
    28,424   Raytheon Co., Class B..............................         1,410,541
    15,957   Rockwell International Corp........................           837,743
    22,562   Solectron Corp.*...................................         1,620,234
    13,732   Textron, Inc.......................................         1,062,514
    13,928   Thermo Electron Corp. *............................           187,157
     5,150   Timken Co..........................................            83,044
    10,272   TRW, Inc...........................................           511,032
    39,786   United Technologies Corp...........................         2,359,807
     8,500   Vulcan Materials Co................................           311,313
                                                                    --------------
                                                                        58,339,259
                                                                    --------------

                       See Notes to Financial Statements.

Large Company Index Fund

September 30, 1999 (unaudited)


Shares                                                                      Value
------                                                                      -----

             Basic Materials - 3.69%

    19,415   Air Products & Chemicals, Inc......................    $      564,248
    19,098   Alcan Aluminum, Ltd................................           596,813
    31,430   Alcoa, Inc.........................................         1,950,624
    47,205   AlliedSignal, Inc..................................         2,829,350
     9,771   Avery-Dennison Corp................................           515,420
     2,715   Ball Corp..........................................           119,630
    31,482   Barrick Gold Corp..................................           684,734
     4,398   Bemis Co., Inc.....................................           148,982
    10,925   Bethlehem Steel Corp. *............................            80,572
     4,729   Boise Cascade Corp.................................           172,313
     8,081   Champion International Corp........................           415,161
    10,492   Crown Cork & Seal Co., Inc.........................           254,431
     7,866   Cyprus Amax Minerals Co............................           154,370
    18,880   Dow Chemical Co....................................         2,145,240
    82,346   duPont (E.I.) deNemours & Co.......................         5,012,813
     6,723   Eastman Chemical Co................................           268,920
    12,063   Engelhard Corp.....................................           219,396
    18,570   Fort James Corp....................................           495,587
    15,063   Freeport-McMoran Copper &
             Gold, Inc., Class B................................           234,418
    15,612   Georgia-Pacific Co.................................           632,286
     6,389   Goodrich (B.F.) Co.................................           185,281
     4,925   Great Lakes Chemical Corp..........................           187,457
     7,998   Hercules, Inc......................................           228,943
    20,248   Homestake Mining Co................................           186,029
    14,045   Inco, Ltd., Class A................................           300,212
    34,365   International Paper Co.............................         1,651,668
     9,239   Louisiana-Pacific Corp.............................           144,359
     8,712   Mead Corp..........................................           299,475
     3,671   Millipore Corp.....................................           137,892
    33,990   Minnesota Mining & Manufacturing Co................         3,265,164
    50,869   Monsanto Co........................................         1,815,387
    14,166   Newmont Mining Corp................................           366,545
     7,449   Nucor Corp.........................................           354,759
    13,114   Owens-Illinois, Inc.*..............................           259,821
    10,489   Pall Corp..........................................           243,214
     4,816   Phelps Dodge Corp..................................           265,181
     2,525   Potlatch Corp......................................           103,998
    14,908   PPG Industries, Inc................................           894,480
    13,313   Praxair, Inc.......................................           612,398
         1   R. J. Reynolds Tobacco Holdings, Inc...............                27
     5,858   Reynolds Metals Co.................................           353,677
    18,977   Rohm & Haas Co.....................................           685,544
     8,409   Sigma Aldrich Corp.................................           266,986
     4,631   Temple-Inland, Inc.................................           280,176
    11,313   Union Carbide Corp.................................           642,720
     7,449   USX-U.S. Steel Group, Inc..........................           191,812
     8,501   Westvaco Corp......................................           217,838
    16,793   Weyerhaeuser Co....................................           967,697
     9,338   Willamette Industries, Inc.........................           402,701
     8,057   Worthington Industries, Inc........................           136,969
                                                                    --------------
                                                                        33,143,718
                                                                    --------------

             Transportation - 1.30%

    13,732   AMR Corp. *........................................           748,394
    39,757   Burlington Northern Santa Fe Corp..................         1,093,317
     6,290   Case Corp..........................................           313,321
    18,451   CSX Corp...........................................           781,861
    12,032   Delta Air Lines, Inc...............................           583,552
    10,913   Ecolab, Inc........................................           372,406
    24,744   FDX Corp. *........................................           958,830
    55,094   General Motors Corp................................         3,467,479
     9,214   Kansas City Southern Industries, Inc...............           427,875
    27,804   Laidlaw, Inc.......................................           187,677
    31,898   Norfolk Southern Corp..............................           781,501
     6,172   Ryder Systems, Inc.................................           125,755
    42,328   Southwest Airlines Co..............................           642,857
    20,769   Union Pacific Corp.................................           998,210
     7,340   US Airways Group, Inc. *...........................           192,675
                                                                    --------------
                                                                        11,675,710
                                                                    --------------

             Chemicals and Drugs - 0.11%

     6,300   Grace (W.R.) & Co.*................................           101,194
     6,174   Mallinckrodt, Inc..................................           186,378
    26,033   Tenet Healthcare Corp. *...........................           457,205
     7,986   Watson Pharmaceuticals, Inc. *.....................           244,072
                                                                    --------------
                                                                           988,849
                                                                    --------------

             Metals and Mining - 0.08%

    16,582   Allegheny Teledyne, Inc............................           279,821
     3,365   ASARCO, Inc........................................            90,224
    21,585   Placer Dome, Inc...................................           321,077
                                                                    --------------
                                                                           691,122
                                                                    --------------

             Total Common Stocks................................       890,205,736
                                                                    --------------
             (Cost $525,518,129)

                       See Notes to Financial Statements.

Large Company Index Fund

September 30, 1999 (unaudited)

Par Value                                                                   Value
---------                                                                   -----

U.S. GOVERNMENT OBLIGATIONs (A) - 0.27%

               U.S. Treasury Bills (B) - 0.27%

$    500,000   4.74%, 05/25/00....................................    $      484,100
   2,000,000   4.88%, 06/22/00....................................         1,928,440
                                                                      --------------

               Total U.S. Government Obligations..................         2,412,540
                                                                      --------------
               (Cost $2,412,626)

REPURCHASE AGREEMENT - 0.92%

   8,302,000   Repurchase Agreement with:
               State Street Bank
               5.25%, 10/01/99, dated 09/30/99
               Repurchase Price $8,303,211
               (Collateralized by U.S. Treasury Note,
               6.63%, Due 2001, Total Par $8,225,000
               Market Value $8,607,977)...........................         8,302,000
                                                                      --------------

               Total Repurchase Agreement.........................         8,302,000
                                                                      --------------
               (Cost $8,302,000)

Total Investments - 100.29%.......................................       900,920,276
                                                                      --------------
(Cost $536,232,755)

Net Other Assets and Liabilities - (0.29)%........................       (2,656,870)
                                                                      --------------

Net Assets - 100.00%..............................................    $  898,263,406
                                                                      ==============

----------------------------------------
*   Non-income producing security.
ADR American Depositary Receipt.
(A) Discount yield at time of purchase.
(B) Securities have been deposited as initial margin on open futures contracts.

At September 30, 1999 the Fund's open futures contracts were as follows:

Number of    Contract      Expiration       Opening         Current
Contracts      Type           Date         Position      Market Value
---------      ----           ----         --------      ------------

  29          S&P 500        Dec-99       $9,767,065      $9,411,950
                                          ==========      ==========

                       See Notes to Financial Statements.

Small Company Index Fund

Portfolio of Investments
September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

COMMON STOCKS - 92.88%

             Technology - 21.51%

    60,500   Acxiom Corp. *.....................................    $    1,189,203
    10,600   Adaptive Broadband Corp. *.........................           355,100
    30,400   Advanced Tissue Sciences, Inc. *...................            93,575
    19,700   Allen Telecom, Inc. *..............................           192,075
    13,600   Alpha Industries, Inc. *...........................           767,125
     9,100   Analogic Corp......................................           287,219
    16,100   Analysts International Corp........................           167,037
    25,600   Anixter International, Inc. *......................           595,200
    14,700   Apex, Inc. *.......................................           274,706
    26,800   Artesyn Technologies, Inc. *.......................           508,362
    17,800   Aspen Technology, Inc. *...........................           173,550
    18,800   Auspex Systems, Inc. *.............................           166,850
    17,600   BE Aerospace, Inc. *...............................           210,100
    11,600   Benchmark Electronics, Inc. *......................           409,625
    16,400   Biomatrix, Inc. *..................................           367,975
    19,300   BISYS Group, Inc. *................................           905,291
    12,600   Black Box Corp. *..................................           661,500
    19,500   BMC Industries, Inc................................           240,094
    26,200   Burr-Brown Corp. *.................................         1,034,900
     9,000   C&D Technologies, Inc..............................           326,812
    20,100   Cable Design Technologies *........................           458,531
    13,200   Catalina Marketing Corp. *.........................         1,119,525
     7,600   C-COR.net Corp. *..................................           230,850
    28,900   C-Cube Microsystems, Inc. *........................         1,257,150
    13,600   CDI Corp. *........................................           371,450
     4,300   Centigram Communications Corp. *...................            47,031
    20,700   Cephalon, Inc. *...................................           371,953
    24,000   Cerner Corp. *.....................................           366,000
    11,000   ChoicePoint, Inc. *................................           741,125
    16,300   Clarify, Inc. *....................................           820,094
    29,100   Cognex Corp. *.....................................           878,456
    17,100   Coherent, Inc. *...................................           381,544
    14,900   Computer Task Group, Inc...........................           219,775
    10,900   Customtracks Corp. *...............................           322,912
    16,200   Cygnus, Inc. *.....................................           181,744
    20,600   Dallas Semiconductor Corp..........................         1,100,812
    17,900   Dendrite International, Inc. *.....................           845,775
    10,400   Digi International, Inc. *.........................           113,750
    28,400   DSP Communications, Inc. *.........................           539,600
     9,300   Electro Scientific Industries, Inc. *..............           495,516
    28,900   Epicor Software Corp. *............................           166,175
    16,200   Exabyte Corp. *....................................            70,369
    11,100   FactSet Research Systems, Inc......................           631,312
    10,100   Fair Isaac & Co., Inc..............................           283,431
    22,900   FileNet Corp. *....................................           244,744
    65,200   FirstMerit Corp....................................         1,654,450
    10,500   Flow International Corp. *.........................           108,937
    26,300   General Semiconductor, Inc. *......................           271,219
    16,200   Gerber Scientific, Inc.............................           362,475
     9,700   Hadco Corp. *......................................           419,525
    27,500   Harbinger Corp. *..................................           464,062
     7,800   Harmon Industries, Inc.............................            97,987
    16,000   Helix Technology Corp..............................           532,000
    17,600   HNC Software *.....................................           698,500
    17,600   Hutchinson Technology *............................           475,200
    22,000   Hyperion Solutions Corp. *.........................           484,000
    28,000   IDEXX Laboratories, Inc. *.........................           482,125
    36,100   Input/Output, Inc. *...............................           239,162
    18,200   Insituform Technologies, Inc., Class A *...........           455,000
    37,800   Interface, Inc.....................................           193,725
    37,000   International Rectifier Corp. *....................           564,250
    18,700   Inter-Tel, Inc.....................................           331,925
    22,900   InterVoice-Brite, Inc. *...........................           253,331
    11,500   Ionics, Inc. *.....................................           372,312
    10,600   Itron, Inc. *......................................            62,275
    20,000   Kent Electronics Corp. *...........................           370,000
     9,000   Kronos, Inc. *.....................................           330,187
     7,300   Landstar System, Inc. *............................           253,675
    33,400   Lattice Semiconductor Corp. *......................           991,562
    30,600   Macromedia, Inc. *.................................         1,250,775
    11,900   Marshall Industries *..............................           434,350
    11,100   Material Sciences Corp. *..........................           147,769
    10,200   Maxxim Medical, Inc. *.............................           244,162
     7,300   McWhorter Technologies, Inc. *.....................           107,675
    27,500   Mercury Interactive Corp. *........................         1,775,469
    25,400   Methode Electronics, Inc., Class A.................           479,425
    29,700   Micrel, Inc. *.....................................         1,288,237
    14,600   MicroAge, Inc. *...................................            31,481
    11,600   MICROS Systems, Inc. *.............................           469,800
     4,200   Nashua Corp. *.....................................            37,275
    22,700   National Computer Systems, Inc.....................           870,403
    35,500   National Instruments Corp. *.......................         1,254,703
    15,400   Network Equipment Technologies, Inc. *.............           141,487
    13,000   Oak Industries, Inc. *.............................           442,000
    21,800   Organogenesis, Inc. *..............................           162,138
    33,700   Paxar Corp. *......................................           324,362
    45,900   P-COM, Inc. *......................................           321,300
    28,800   PictureTel Corp. *.................................           122,400
    18,900   Pioneer Standard Electronics, Inc..................           272,869
    12,300   Plantronics, Inc. *................................           611,925
    12,600   Plexus Corp. *.....................................           385,875
    14,200   Powerwave Technologies, Inc. *.....................           684,706
    12,500   Progress Software Corp. *..........................           392,187
    13,300   Protein Design Laboratories, Inc. *................           480,462
     9,400   QRS Corp. *........................................           602,775
    22,400   Regeneron Pharmaceuticals, Inc. *..................           182,000
    20,800   Remedy Corp. *.....................................           590,200
    27,800   RSA Security, Inc. *...............................           738,437
    23,600   Silicon Valley Group, Inc. *.......................           278,775
     6,700   Spacelabs Medical, Inc. *..........................           101,337
    20,900   Speedfam International, Inc. *.....................           250,800
     9,100   SPS Technologies, Inc. *...........................           345,231
    11,200   Standard Microsystems Corp. *......................           103,600
     8,000   Steel Technologies, Inc............................            93,000
    33,300   Summit Technology, Inc. *..........................           609,806
    10,700   Symmetricom, Inc. *................................            80,250
    43,000   TALK.com, Inc. *...................................           554,969
     2,145   TALK.com, Inc., Rights *...........................                 0
    29,600   Technology Solutions Co. *.........................           418,100
    23,000   Unitrode Corp. *...................................           966,000

                       See Notes to Financial Statements.

Small Company Index Fund

September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

             Technology (continued)

    19,100   Valence Technology, Inc. *.........................    $       89,531
    19,100   Vantive Corp. *....................................           165,931
    21,600   Visio Corp. *......................................           847,800
    10,700   Volt Information Sciences, Inc. *..................           259,475
     4,700   Watkins-Johnson Co.................................           157,744
    39,200   Whittman-Hart, Inc. *..............................         1,520,225
    17,200   Xircom, Inc. *.....................................           734,225
    15,200   X-Rite, Inc........................................            98,800
    22,200   Zebra Technologies Corp., Class A *................         1,009,406
                                                                    --------------
                                                                        55,185,459
                                                                    --------------

             Consumer Staples - 16.57%

    19,600   AAR Corp...........................................           352,800
    14,600   ADAC Laboratories *................................           143,262
    30,500   Alliance Pharmaceutical Corp. *....................           154,406
    19,700   Alpharma, Inc., Class A............................           695,656
     6,200   Angelica Corp......................................            71,300
    18,600   AnnTaylor Stores Corp. *...........................           760,275
    19,600   Apogee Enterprises, Inc............................           137,812
    21,100   Applebees International, Inc.......................           710,806
    32,500   Aztar Corp. *......................................           333,125
    16,300   Barr Laboratories, Inc. *..........................           517,525
    17,400   Belden, Inc........................................           356,700
    24,516   Bindley Western Industries.........................           350,885
    37,300   Bio-Technology General Corp. *.....................           357,847
    12,900   Books-A-Million, Inc. *............................           105,619
    12,900   Canandaigua Brands, Inc., Class A *................           770,775
    17,800   Caraustar Industries, Inc..........................           453,900
    37,700   Casey's General Stores, Inc........................           505,416
    18,900   Cato Corp., Class A................................           266,372
    19,400   CEC Entertainment, Inc. *..........................           695,975
     7,500   Chemed Corp........................................           226,875
    47,000   Chiquita Brands International, Inc.................           279,062
    17,100   Clarcor, Inc.......................................           287,494
     6,000   Coca-Cola Bottling Co..............................           336,562
    18,200   Cone Mills Corp. *.................................            88,725
    10,000   Cooper Cos., Inc...................................           308,750
    17,600   Cor Therapeutics, Inc. *...........................           334,400
    42,100   Coventry Health Care, Inc. *.......................           399,950
    11,900   Cross (A.T.) Co., Class A..........................            49,831
     4,300   Damark International, Inc., Class A *..............            43,269
    10,900   Datascope Corp. *..................................           382,862
    27,500   Delta & Pine Land Co...............................           711,562
    17,000   Delta Woodside Industries, Inc.....................            46,750
     9,800   Diagnostic Products Corp...........................           262,762
    31,900   DiMon, Inc.........................................           123,612
    14,200   Dress Barn, Inc. *.................................           260,481
    31,600   Dura Pharmaceuticals, Inc. *.......................           440,425
    30,700   Earthgrains Co.....................................           679,237
    17,800   Enzo Biochem, Inc. *...............................           505,075
    27,500   Fleming Cos........................................           269,844
    27,300   Foodmaker, Inc. *..................................           680,794
    14,700   G & K Services, Inc., Class A......................           595,350
     8,500   Galey & Lord, Inc. *...............................            22,312
    25,200   Genesis Health Ventures, Inc. *....................            59,850
    11,300   Gibson Greetings, Inc. *...........................            60,031
    21,800   Griffon Corp. *....................................           174,400
    16,100   Guilford Mills, Inc................................           138,862
    17,400   Gymboree Corp. *...................................           119,625
     5,100   Haggar Corp........................................            64,387
    13,700   Hancock Fabrics, Inc...............................            59,081
    13,500   Hanger Orthopedic Group, Inc. *....................           195,750
    12,700   Harman International Industries, Inc...............           534,194
    24,500   Hartmarx Corp. *...................................            98,000
    14,700   IDEC Pharmaceuticals Corp. *.......................         1,382,259
    20,000   INCYTE Pharmaceuticals, Inc. *.....................           462,500
    21,500   Invacare Corp......................................           420,594
     6,400   J & J Snack Foods Corp. *..........................           126,400
    30,900   Jones Pharma, Inc..................................         1,018,734
    16,900   Kaman Corp., Class A...............................           215,475
    19,800   Kellwood Co........................................           435,600
         1   Kimberly-Clark Corp................................                42
    38,600   Komag, Inc. *......................................           115,800
    18,100   Laser Vison Centers, Inc. *........................           253,966
     9,100   Lindsay Manufacturing Co...........................           178,587
    28,100   Linens'N Things, Inc. *............................           948,375
    27,600   Liposome Co., Inc. *...............................           210,019
    22,700   Magellan Health Services, Inc. *...................           165,994
    25,500   Medquist Inc.*.....................................           852,656
    17,400   Mentor Corp........................................           495,900
     8,100   Nash Finch Co......................................            56,700
     5,300   National Presto Industries, Inc....................           204,712
    12,700   Nature's Sunshine Products, Inc....................           120,253
    24,700   Nautica Enterprises, Inc. *........................           398,287
    51,300   NBTY, Inc. *.......................................           391,162
    23,100   North American Vaccine, Inc. *.....................           173,250
    15,300   Noven Pharmaceuticals, Inc. *......................           130,050
    33,700   Oakwood Homes Corp.................................           151,650
    11,800   Oshkosh B'Gosh, Inc., Class A......................           188,431
    10,700   Osteotech, Inc. *..................................           145,787
    23,400   Owens & Minor, Inc.................................           225,225
     5,800   Oxford Industries, Inc.............................           125,062
    18,000   PAREXEL International Corp. *......................           164,250
    24,100   Patterson Dental Co. *.............................         1,194,456
     5,300   Penford Corp.......................................            72,212
    17,500   Pharmaceutical Product Development, Inc. *.........           237,344
    19,500   Phillips-Van Heusen Corp...........................           173,062
    54,600   PhyCor, Inc. *.....................................           238,875
    69,000   Pier 1 Imports, Inc................................           465,750
    18,000   Polaris Industries, Inc............................           623,250
     9,600   Pope & Talbot, Inc.................................           118,800
    15,400   Priority Healthcare Corp., Class B *...............           475,475
     6,400   Quaker Chemical Corp...............................           106,400
    22,300   Ralcorp Holdings, Inc. *...........................           394,431
    27,700   Regis Corp.........................................           533,225
    31,700   Renal Care Group, Inc. *...........................           694,428
    21,900   Respironics, Inc. *................................           180,675
    22,600   Roberts Pharmaceutical Corp. *.....................           683,650
    13,700   Royal Appliance Manufacturing Co. *................            68,500
    10,600   Ryland Group, Inc..................................           241,150
    39,400   Safeskin Corp. *...................................           323,819
    11,400   Schweitzer-Mauduit International, Inc..............           147,487

                       See Notes to Financial Statements.

Small Company Index Fund

September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

             Consumer Staples (continued)

    21,300   Shopko Stores, Inc. *..............................    $      617,700
    19,200   Sierra Health Services, Inc. *.....................           194,400
    29,900   Smithfield Foods, Inc. *...........................           799,825
     9,200   Standex International Corp.........................           248,400
    33,200   Stride Rite Corp...................................           232,400
    15,900   Sunrise Medical, Inc. *............................            95,400
       322   SUPERVALU INC......................................             7,024
     8,300   Syncor International Corp. *.......................           311,250
    16,300   TCBY Enterprises, Inc..............................            74,369
    26,900   TetraTech, Inc. *..................................           448,894
    30,300   The Men's Wearhouse, Inc. *........................           651,450
    15,800   Timberland Co., Class A *..........................           617,187
    18,300   Triarc Cos., Inc. *................................           392,306
    13,100   United Natural Foods, Inc. *.......................           115,034
    19,400   United States Bioscience, Inc. *...................           276,450
    22,700   Universal Health Services, Inc., Class B *.........           587,362
     9,900   USA Detergents, Inc. *.............................            48,881
    21,800   Varian Medical Systems, Inc........................           476,875
    18,200   Vertex Pharmaceuticals, Inc. *.....................           565,337
    29,600   Vicor Corp. *......................................           671,550
    11,200   WD-40 Co...........................................           262,150
    12,200   Wesley Jessen VisionCare, Inc. *...................           380,487
    18,700   Whole Foods Market, Inc. *.........................           611,841
     8,800   Xomed Surgical Products, Inc. *....................           501,600
                                                                    --------------
                                                                        42,499,501
                                                                    --------------

             Consumer Cyclical - 15.68%

    15,700   ABM Industries, Inc................................           398,387
    12,100   Action Performance Cos., Inc. *....................           254,856
    15,400   ADVO, Inc. *.......................................           307,037
     6,600   Amcast Industrial Corp.............................            87,862
    20,400   Ames Department Stores, Inc. *.....................           650,250
     8,500   Anchor Gaming *....................................           505,750
    19,500   Arctic Cat, Inc....................................           186,469
    10,100   Ashworth, Inc. *...................................            47,975
    16,500   Authentic Fitness Corp.............................           289,781
    17,200   Avid Technology, Inc. *............................           225,750
    10,100   Baker (J.), Inc....................................            79,537
     9,100   Bassett Furniture Industries, Inc..................           172,900
    26,700   Bombay Co., Inc. *.................................           135,169
    26,400   Bowne & Co., Inc...................................           318,450
    38,100   Brightpoint, Inc. *................................           277,416
    13,000   Brown Shoe Co., Inc................................           238,062
     9,100   Building Materials Holding Corp. *.................            91,000
     5,100   Butler Manufacturing Co............................           133,875
     8,200   Carmike Cinemas, Inc., Class A *...................           107,625
    18,200   Cash America International, Inc....................           171,762
    34,800   Champion Enterprises, Inc. *.......................           313,200
    41,800   CIBER, Inc. *......................................           640,062
    37,100   CKE Restaurants, Inc...............................           268,975
    11,900   Coachmen Industries, Inc...........................           182,962
    11,200   Consolidated Graphics, Inc. *......................           471,800
    19,000   Consolidated Products, Inc. *......................           185,250
     7,100   CPI Corp...........................................           242,731
     7,200   Curative Health Services, Inc. *...................            34,200
    11,100   Cyrk International, Inc. *.........................            61,397
    12,900   Department 56, Inc. *..............................           308,794
    49,700   DEVRY, Inc. *......................................           994,000
    11,900   Discount Auto Parts, Inc. *........................           191,887
     8,100   Dixie Group, Inc. *................................            62,775
    10,000   Enesco Group, Inc..................................           153,750
    15,300   ETEC Systems, Inc. *...............................           575,663
    29,300   Ethan Allen Interiors, Inc.........................           932,106
    27,400   Express Scripts, Inc., Class A *...................         2,144,050
    26,200   Fedders Corp.......................................           157,200
    22,500   Fossil, Inc. *.....................................           608,906
    14,600   Franklin Covey Co. *...............................           112,237
     5,600   GC Cos., Inc. *....................................           168,000
    35,800   General Communication, Class A *...................           186,831
    23,800   Goody's Family Clothing, Inc. *....................           191,887
     9,000   Gottschalks, Inc. *................................            81,000
    14,500   Graco, Inc.........................................           475,781
    15,400   Group 1 Automotive, Inc. *.........................           282,012
    34,700   Ha-Lo Industries, Inc. *...........................           216,875
    14,400   Henry (Jack) & Associates, Inc.....................           531,900
    18,500   Hollywood Park, Inc. *.............................           284,437
     7,600   Huffy Corp.........................................            75,050
    14,200   IHOP Corp. *.......................................           287,550
    17,500   Immune Response Corp. *............................            85,312
    10,600   Innovex, Inc.......................................            95,400
    37,800   Integrated Health Services, Inc. *.................            59,062
    48,700   Interim Services, Inc. *...........................           797,462
    20,300   Jan Bell Marketing, Inc. *.........................            62,169
    13,300   Jo-Ann Stores Inc., Class A *......................           165,419
    22,300   Just For Feet, Inc. *..............................            45,994
    11,900   K2, Inc............................................           104,869
     7,800   K-Swiss, Inc., Class A.............................           246,188
    19,900   Landry's Seafood Restaurants, Inc. *...............           159,200
    37,500   La-Z-Boy, Inc......................................           714,844
         1   LCA-Vision, Inc. *.................................                 5
    11,600   Libbey, Inc........................................           342,925
     6,500   Lillian Vernon Corp................................            81,250
    16,000   Luby's, Inc........................................           184,000
    21,400   Marcus Corp........................................           258,138
    31,600   MascoTech, Inc.....................................           511,525
    11,400   Merrill Corp.......................................           227,287
    14,700   Michael Foods, Inc.................................           386,334
    20,500   Michaels Stores, Inc. *............................           604,750
    27,200   Midway Games, Inc. *...............................           428,400
    14,500   Myers Industries, Inc..............................           257,375
    24,200   National Data Corp.................................           629,200
    14,500   NCS Healthcare, Inc., Class A *....................            38,062
    15,700   NFO Worldwide, Inc. *..............................           200,175
    17,700   O'Reilly Automotive, Inc. *........................           843,516
    34,300   Orthodontic Centers of America, Inc. *.............           600,250
    22,100   Pacific Sunwear of California, Inc. *..............           619,491
     8,700   Panera Bread Co. *.................................            57,637
     7,400   Park Electrochemical Corp..........................           243,275
    11,100   Pediatrix Medical Group, Inc. *....................           154,012
     9,700   Performance Food Group Co. *.......................           248,562
    17,200   Photronics, Inc. *.................................           385,925
    10,100   Pillowtex Corp.....................................            75,750
    22,900   Players International, Inc. *......................           169,603

                       See Notes to Financial Statements.

Small Company Index Fund

September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

             Consumer Cyclical (continued)

    16,800   Pre-Paid Legal Services, Inc. *....................    $      661,500
    14,800   Primark Corp. *....................................           420,875
    36,700   Prime Hospitality Corp. *..........................           293,600
    15,700   Quicksilver, Inc. *................................           286,525
     8,400   Republic Group, Inc................................           117,075
    22,900   Ruby Tuesday, Inc..................................           446,550
    10,400   Rural/Metro Corp. *................................            68,900
    15,200   Russ Berrie & Co., Inc.............................           318,250
    27,500   Ryan's Family Steakhouses, Inc. *..................           247,500
    52,800   S3, Inc. *.........................................           551,100
    12,700   SEI Investments Co.................................         1,133,872
    25,000   SLI, Inc. *........................................           532,812
    16,600   Smith (A.O.) Corp..................................           502,150
    17,800   Sola International, Inc. *.........................           274,787
    13,600   Sonic Corp. *......................................           413,950
     9,000   Spartan Motors, Inc................................            45,563
     9,400   Standard Motor Products, Inc.......................           182,713
    21,200   Standard Pacific Corp..............................           217,300
    32,400   Stein Mart, Inc. *.................................           230,850
    19,300   Sturm Ruger & Co., Inc.............................           173,700
     5,600   Swiss Army Brands, Inc. *..........................            51,800
     9,600   Taco Cabana, Class A *.............................            93,000
    15,100   TBC Corp. *........................................           104,520
    14,400   The Cheesecake Factory, Inc. *.....................           399,600
    22,800   The Sports Authority, Inc. *.......................            72,675
    11,300   Thomas Industries, Inc.............................           211,169
    10,500   Thomas Nelson, Inc.................................           102,375
     8,700   Thor Industries, Inc...............................           221,850
     5,000   Three-Five Systems, Inc. *.........................           110,625
    26,400   Toll Brothers, Inc. *..............................           503,250
     9,300   Toro Co............................................           347,588
    33,500   Tower Automotive, Inc. *...........................           663,719
    15,900   Trimble Navigation, Ltd. *.........................           169,931
    33,900   True North Communications, Inc.....................         1,233,113
     9,500   U.S. Home Corp. *..................................           264,219
    15,200   Ultratech Stepper, Inc. *..........................           193,800
     8,800   Vital Signs, Inc...................................           179,300
     7,300   Wall Data, Inc. *..................................            39,238
    20,500   Watsco, Inc........................................           233,188
    15,900   Winnebago Industries, Inc..........................           380,606
    29,400   Wolverine World Wide, Inc..........................           334,425
    26,000   Zale Corp. *.......................................           996,125
                                                                    --------------
                                                                        40,212,235
                                                                    --------------

             Finance - 11.50%

    51,400   AmeriCredit Corp. *................................           767,788
    34,900   AMRESCO, Inc. *....................................           104,700
    17,900   Anchor Bancorp Wisconsin, Inc......................           290,875
    16,600   BankNorth Group, Inc...............................           495,925
     9,300   Blanch (E.W.) Holdings, Inc........................           605,663
    26,400   Capital Re Corp....................................           264,000
    18,300   Carolina First Corp................................           362,569
    20,400   Centura Banks, Inc.................................           844,050
    20,100   Chittenden Corp....................................           572,850
    19,700   Commerce Bancorp, Inc..............................           817,550
    43,400   Commercial Federal Corp............................           851,725
    33,700   Community First Bankshares, Inc....................           568,688
    38,300   Cullen/Frost Bankers, Inc..........................           957,500
     8,900   Dain Rauscher Corp.................................           436,100
    14,500   Delphi Financial Group, Class A....................           437,719
    20,100   Downey Financial Corp..............................           404,513
    25,800   Eaton Vance Corp...................................           825,600
    27,200   Enhance Financial Services Group, Inc..............           481,100
    21,700   Fidelity National Financial, Inc...................           329,569
    46,200   First American Financial Corp......................           617,925
    20,200   First Midwest Bancorp, Inc.........................           771,388
    20,900   FirstBancorp/Puerto Rico...........................           412,775
    50,100   Fremont General Corp...............................           475,950
    24,800   Frontier Insurance Group, Inc......................           217,000
    12,900   Gallagher (Arthur J.) & Co.........................           686,925
    17,700   Hambrecht & Quist Group *..........................           866,194
     9,400   Hilb, Rogal & Hamilton Co..........................           235,588
    28,800   Hudson United Bancorp..............................           887,400
    17,100   Jefferies Group, Inc...............................           356,963
     6,700   JSB Financial, Inc.................................           383,575
    40,200   Legg Mason, Inc....................................         1,540,163
    17,300   MAF Bancorp........................................           343,838
    15,900   MDC Holdings, Inc..................................           257,381
    31,000   Mutual Risk Management, Ltd........................           379,750
    20,400   Orion Capital Corp.................................           966,450
    18,800   Pioneer Group, Inc. *..............................           282,000
    18,700   Premier Bancshares, Inc............................           327,250
    17,400   Provident Bankshares Corp..........................           370,294
    15,400   Queens County Bancorp, Inc.........................           425,425
    26,400   Radian Group, Inc..................................         1,133,550
    34,100   Raymond James Financial, Inc.......................           679,869
    20,200   Riggs National Corp................................           340,875
    20,000   Selective Insurance Group, Inc.....................           377,500
    14,900   Silicon Valley Bancshares *........................           359,463
         1   Sovereign Bancorp, Inc.............................                 9
    28,600   St. Paul Bancorp, Inc..............................           654,225
    26,400   Susquehanna Bancshares, Inc........................           455,400
     7,600   Trenwick Group, Inc................................           125,875
    19,300   Trustco Bank Corp..................................           569,953
    31,000   United Bankshares, Inc.............................           753,688
    13,300   U.S. Trust Corp....................................         1,068,988
    30,500   UST Corp...........................................           937,875
    16,500   Whitney Holding Corp...............................           567,188
    12,200   Zenith National Insurance Co.......................           260,775
                                                                    --------------
                                                                        29,507,951
                                                                    --------------

             Capital Goods - 6.41%

     7,600   Alliant Techsystems, Inc. *........................           526,775
    30,400   American Management Systems, Inc. *................           779,950
    27,800   Applied Power, Inc., Class A.......................           844,425
    26,000   AptarGroup, Inc....................................           695,500
    25,900   Baldor Electric Co.................................           490,481
     1,091   Blount International, Inc..........................            14,723
    21,600   Checkpoint Systems, Inc. *.........................           201,150
    10,500   Commercial Metals Co...............................           301,875
    36,200   Commscope, Inc. *..................................         1,176,500

                       See Notes to Financial Statements.

Small Company Index Fund

September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

             Capital Goods (continued)

    44,200   Digital Microwave Corp. *..........................    $      693,388
    16,000   Dionex Corp. *.....................................           684,000
    13,000   Drill-Quip, Inc. *.................................           332,313
    14,100   Electroglas, Inc. *................................           329,588
    10,700   Gardner Denver, Inc.*..............................           161,838
    52,000   Gentex Corp. *.....................................         1,074,125
    16,000   Global Industrial Technologies, Inc. *.............           195,000
    22,300   Harland (John H.) Co...............................           433,456
    11,000   Hologic, Inc. *....................................            44,344
    17,300   Hughes Supply, Inc.................................           376,275
    21,100   IDEX Corp..........................................           597,394
    11,800   IMCO Recycling, Inc................................           177,000
    31,600   JLG Industries, Inc................................           479,925
    28,100   KEMET Corp. *......................................           898,322
    16,800   Kulicke & Soffa Industries, Inc. *.................           408,450
    18,600   Manitowoc Co., Inc.................................           634,725
    26,600   Orbital Sciences Corp. *...........................           465,500
    15,000   Regal Beloit Corp..................................           311,250
     7,800   Robbins & Myers, Inc...............................           120,900
    21,700   Roper Industries, Inc..............................           830,025
    13,100   Scott Technologies, Inc. *.........................           258,725
     8,700   SEACOR SMIT, Inc. *................................           445,875
    12,900   Simpson Industries, Inc............................           142,706
     6,400   Skyline Corp.......................................           164,400
     8,700   Southern Energy Homes, Inc. *......................            22,838
    13,300   Specialty Equipment Cos. Inc. *....................           335,825
     9,300   Stone & Webster, Inc...............................           260,400
     9,700   TETRA Technologies, Inc. *.........................            98,819
    14,900   Titan International, Inc...........................           152,725
    17,300   Valmont Industries, Inc............................           291,938
                                                                    --------------
                                                                        16,453,448
                                                                    --------------

             Basic Materials - 6.17%

     7,800   Agribrands International, Inc. *...................           387,075
    19,100   AMCOL International Corp...........................           281,725
    15,200   Applied Industrial Technologies, Inc...............           273,600
    13,600   Astec Industries, Inc. *...........................           328,100
    14,000   Barnes Group, Inc..................................           280,875
    21,200   Birmingham Steel Corp..............................           161,650
    16,100   Brady Corp., Class A...............................           515,200
    25,300   Buckeye Technologies, Inc. *.......................           396,894
    17,600   Cambrex Corp.......................................           465,300
    10,000   Castle (A.M.) & Co.................................           126,250
    13,100   Chem First, Inc....................................           357,794
    11,400   Commonwealth Industries, Inc.......................           153,188
    26,700   Corn Products International, Inc...................           812,681
    19,700   CTS Corp...........................................         1,132,750
    14,000   Elcor Corp.........................................           350,000
    12,400   Esterline Technologies Corp. *.....................           195,300
    13,500   Florida Rock Industries............................           469,125
    16,900   Geon Co............................................           435,175
     6,100   Insteel Industries, Inc............................            54,900
     8,800   Intermagnetics General Corp. *.....................            52,800
    18,100   Intermet Corp......................................           153,284
    18,200   Justin Industries, Inc.............................           258,213
     7,600   Lawson Products, Inc...............................           164,350
    16,600   Lilly Industries, Inc., Class A....................           226,175
    14,000   Lone Star Industries, Inc..........................           698,250
    11,300   Lydall, Inc. *.....................................           116,531
    18,000   MacDermid, Inc.....................................           613,125
    18,700   Mississippi Chemical Corp..........................           130,900
    25,700   Mueller Industries, Inc. *.........................           762,969
    17,000   OM Group, Inc......................................           652,375
    10,200   Quanex Corp........................................           261,375
    19,800   Reliance Steel & Aluminum Co.......................           415,800
    13,100   Scotts Co., Class A *..............................           453,588
    19,600   Shorewood Packaging Corp. *........................           265,825
     8,300   Simpson Manufacturing Co., Inc. *..................           389,063
    26,900   Stillwater Mining Co. *............................           722,938
    11,600   Technitrol, Inc....................................           408,900
    11,500   Telxon Corp........................................            96,313
    15,000   Texas Industries, Inc..............................           555,000
    26,400   Tredegar Industries, Inc...........................           564,300
    14,900   Universal Forest Products, Inc.....................           194,631
    12,200   WHX Corp. *........................................           122,000
     9,600   Wolverine Tube, Inc. *.............................           148,800
    13,400   Wynn's International, Inc..........................           213,563
                                                                    --------------
                                                                        15,818,650
                                                                    --------------

             Utilities - 4.12%

     6,400   American States Water Co...........................           212,000
     8,100   Aquarion Co........................................           290,588
    34,200   Aspect Telecommunications Corp. *..................           580,331
    22,100   Atmos Energy Corp..................................           533,163
     5,300   Bangor Hydro-Electric Co...........................            87,450
     7,900   Cascade Natural Gas Corp...........................           141,213
    12,100   Central Hudson Gas & Electric Corp.................           476,438
     8,200   Central Vermont Public Service Corp................           108,138
     9,700   CILCORP, Inc.......................................           628,681
     7,700   Connecticut Energy Corp............................           297,894
    14,600   Eastern Utilities Associates.......................           436,175
     3,800   Green Mountain Power Corp..........................            39,425
    12,800   New Jersey Resources Corp..........................           512,000
    17,800   Northwest Natural Gas Co...........................           459,463
    16,400   NorthWestern Corp..................................           373,100
         1   NSTAR *............................................                52
     7,800   Pennsylvania Enterprises, Inc......................           253,013
    29,200   Philadelphia Suburban Corp.........................           688,025
    22,100   Piedmont Natural Gas Co., Inc......................           669,906
    14,700   Public Service Co. of North Carolina...............           455,700
    22,700   Southwest Gas Corp.................................           611,481
    17,800   Southwestern Energy Co.............................           161,313
     9,900   TNP Enterprises, Inc...............................           385,481
    10,300   United Illuminating Co.............................           498,263
    27,600   United Water Resources, Inc........................           900,450
    26,800   WICOR, Inc.........................................           778,875
                                                                    --------------
                                                                        10,578,618
                                                                    --------------

                       See Notes to Financial Statements.

Small Company Index Fund

September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

             Transportation - 3.30%

    23,900   Air Express International Corp.....................    $      542,231
    22,700   American Freightways Corp. *.......................           412,856
    14,000   Arkansas Best Corp. *..............................           173,250
    26,200   Central Parking Corp...............................           766,350
    35,800   Expeditors International of Washington, Inc........         1,148,956
    26,000   Fritz Cos., Inc. *.................................           269,750
    11,700   Frozen Food Express Industries, Inc................            71,663
    21,500   Heartland Express, Inc. *..........................           303,688
     8,100   Insurance Auto Auctions, Inc. *....................           120,488
    14,400   Kirby Corp. *......................................           282,600
     8,800   M.S. Carriers, Inc. *..............................           211,200
    10,200   Midwest Express Holdings, Inc. *...................           267,113
    14,100   Monaco Coach Corp. *...............................           343,688
    14,900   Pittston BAX Group.................................           120,131
     6,600   Railtex, Inc. *....................................           108,900
    41,200   Rollins Truck Leasing Corp.........................           417,150
    17,400   Skywest, Inc.......................................           381,713
    11,500   Standard Products Co...............................           406,813
    18,900   USFreightways Corp.................................           895,388
    16,400   Wabash National Corp...............................           333,125
    33,900   Werner Enterprises, Inc............................           597,488
    17,800   Yellow Corp. *.....................................           294,813
                                                                    --------------
                                                                         8,469,354
                                                                    --------------

             Energy - 2.96%

    23,000   Barrett Resources Corp. *..........................           849,563
    21,200   Benton Oil & Gas Co. *.............................            56,975
    17,700   Cabot Oil & Gas Corp., Class A.....................           305,325
    34,900   Cross Timbers Oil Co...............................           471,150
    21,300   Energen Corp.......................................           431,325
    13,300   HS Resources, Inc. *...............................           217,788
    29,300   Newfield Exploration Co. *.........................           965,069
    16,200   Oceaneering International, Inc. *..................           272,363
    15,400   Offshore Logistics, Inc. *.........................           158,813
    12,100   Plains Resources, Inc. *...........................           216,288
    28,700   Pogo Producing Co..................................           595,525
    15,200   Pool Energy Services Co. *.........................           374,300
    40,100   Pride International, Inc. *........................           568,919
    15,200   Remington Oil & Gas Corp. *........................            86,450
    17,000   Seitel, Inc. *.....................................           165,750
     7,700   St. Mary Land & Exploration Co.....................           201,163
    12,800   Stone Energy Corp. *...............................           651,200
    31,700   Tuboscope Vetco International Corp. *..............           394,269
    44,400   Vintage Petroleum, Inc.............................           599,400
                                                                    --------------
                                                                         7,581,635
                                                                    --------------

             Business Services - 2.36%

    26,600   Billing Concepts Corp. *...........................           133,000
    13,200   DBT Online, Inc. *.................................           329,175
    21,600   Hooper Holmes, Inc.................................           553,500
    32,400   InaCom Corp. *.....................................           297,675
    19,900   Information Resources, Inc. *......................           220,144
    18,300   Insight Enterprises, Inc. *........................           594,750
    30,400   Labor Ready, Inc. *................................           305,900
    13,300   Lason, Inc. *......................................           592,266
    10,300   New England Business Service, Inc..................           294,194
    33,500   Profit Recovery Group International, Inc. *........         1,494,938
    21,000   StaffMark, Inc. *..................................           166,688
    14,900   The Kroll-O'Gara Co. *.............................           248,644
    60,400   U.S. Onocolgy, Inc. *..............................           547,375
    10,900   URS Corp. *........................................           267,050
                                                                    --------------
                                                                         6,045,299
                                                                    --------------

             Building and Construction - 0.84%

    45,900   D.R. Horton, Inc...................................           593,831
    18,300   Dycom Industries, Inc. *...........................           772,031
    38,000   Morrison Knudsen Corp. *...........................           391,875
    12,500   Service Experts *..................................           129,688
    11,100   TJ International, Inc..............................           278,888
                                                                    --------------
                                                                         2,166,313
                                                                    --------------

             Durable Goods - 0.81%

    20,600   Halter Marine Group, Inc. *........................           112,013
    35,500   Read-Rite Corp. *..................................           166,406
    40,800   Valassis Communications, Inc. *....................         1,792,650
                                                                    --------------
                                                                         2,071,069
                                                                    --------------

             Aerospace - Airlines - 0.23%

    14,000   Atlantic Coast Airlines Holdings, Inc. *...........           248,500
    10,500   Aviation Sales Co. *...............................           199,500
    24,300   Mesa Air Group, Inc. *.............................           148,838
                                                                    --------------
                                                                           596,838
                                                                    --------------

             Consumer Products - 0.22%

    15,800   Footstar, Inc. *...................................           556,950
                                                                    --------------

             Metals and Mining - 0.20%

    11,700   Brush Wellman, Inc.................................           171,844
    15,700   Coeur d'Alene Mines Corp. *........................            73,594
    39,600   HECLA Mining Co. *.................................           116,325
    14,900   RTI International Metals, Inc. *...................           149,000
                                                                    --------------
                                                                           510,763
                                                                    --------------

             Total Common Stocks................................       238,254,083
                                                                    --------------
             (Cost $246,208,295)

                       See Notes to Financial Statements.

Small Company Index Fund

September 30, 1999 (unaudited)

Par Value                                                                  Value
---------                                                                  -----

U.S. GOVERNMENT OBLIGATION (A) - 0.56%

               U.S. Treasury Bill (B) - 0.56%

$  1,500,000   4.88%, 06/22/00....................................    $    1,446,330
                                                                      --------------

               Total U.S. Government Obligation...................         1,446,330
                                                                      --------------
               (Cost $1,446,172)

REPURCHASE AGREEMENT - 4.13%

  10,599,000   Repurchase Agreement with:
               State Street Bank
               5.25%, 10/01/99, dated 09/30/99
               Repurchase Price $10,600,546
               (Collateralized by U.S. Treasury Bond
               5.50%, Due 2000; Total Par $10,695,000
               Market Value $10,815,319)..........................        10,599,000
                                                                      --------------

               Total Repurchase Agreement.........................        10,599,000
                                                                      --------------
               (Cost $10,599,000)

Total Investments - 97.57%........................................       250,299,413
                                                                      --------------
(Cost $258,253,467)

Net Other Assets and Liabilities - 2.43%..........................         6,222,261
                                                                      --------------
Net Assets - 100.00%..............................................    $  256,521,674
                                                                      ==============

-----------------------------------
*   Non-income producing security.
(A) Discounted yield at time of purchase.
(B) Security has been deposited as initial margin on open futures contracts.

At September 30, 1999 the Fund's open futures contracts were as follows:

Number of     Contract      Expiration      Opening            Current
Contracts       Type           Date        Position          Market Value
---------       ----           ----        --------          ------------
  34          Midcap 400      Dec-99     $  6,414,545        $  6,166,400
  30          Russell 2000    Dec-99        6,594,575           6,442,500
                                         ------------        ------------
                                         $ 13,009,120        $ 12,608,900
                                         ============        ============

                       See Notes to Financial Statements.

Utility Index Fund

Portfolio of Investments
September 30, 1999 (unaudited)

Shares                                                                      Value
------                                                                      -----

COMMON STOCKS - 98.79%

             Utilities - 79.28%

    35,300   AES Corp.*.........................................    $    2,082,700
    25,200   Ameren Corp........................................           952,875
    35,500   American Electric Power Co., Inc...................         1,211,437
    29,300   Carolina Power & Light Co..........................         1,036,487
    39,100   Central & South West Corp..........................           825,987
    29,200   Cinergy Corp.......................................           826,725
    15,100   Columbia Energy Group..............................           836,163
    40,600   Consolidated Edison, Inc...........................         1,684,900
    17,600   Consolidated Natural Gas Co........................         1,097,800
    27,500   Constellation Energy Group.........................           773,437
    26,600   DTE Energy Co......................................           960,925
    35,300   Dominion Resources, Inc............................         1,592,913
    67,000   Duke Energy Corp...................................         3,693,375
    63,800   Edison International...............................         1,551,137
    45,300   Entergy Corp.......................................         1,310,868
    18,000   Florida Progress Corp..............................           832,500
    32,900   FPL Group, Inc.....................................         1,657,338
    23,000   GPU, Inc...........................................           750,375
    21,200   New Century Energies, Inc..........................           708,875
    34,400   Niagara Mohawk Power Corp.*........................           531,050
     8,700   NICOR, Inc.........................................           323,531
    28,300   Northern States Power Co...........................           610,219
     5,800   Oneok, Inc.........................................           175,813
    54,600   PacifiCorp.........................................         1,098,825
    34,300   PECO Energy Co.....................................         1,286,250
     6,500   Peoples Energy Corp................................           228,719
    70,500   PG & E Corp........................................         1,824,188
    29,000   PP & L Resources, Inc..............................           784,812
    40,300   Public Service Enterprise Group, Inc...............         1,556,588
    54,300   Reliant Energy, Inc................................         1,469,494
   125,500   Southern Co........................................         3,231,625
    50,800   Texas Utilities Co.................................         1,895,475
    39,900   Unicom Corp........................................         1,473,806
    79,800   Williams Cos., Inc.................................         2,987,512
                                                                    --------------
                                                                        43,864,724
                                                                    --------------

             Energy - 19.51%

    21,700   CMS Energy Corp....................................    $      736,444
    39,200   Coastal Corp.......................................         1,604,750
     4,900   Eastern Enterprises................................           227,544
   131,100   Enron Corp.........................................         5,407,875
    43,000   FirstEnergy Corp...................................         1,096,500
    44,200   Sempra Energy......................................           919,912
    20,200   Sonat, Inc.........................................           801,688
                                                                    --------------
                                                                        10,794,713
                                                                    --------------

             Total Common Stocks................................        54,659,437
                                                                    --------------
             (Cost $45,758,557)

Par Value
---------

REPURCHASE AGREEMENT - 0.69%

$    384,000   Repurchase Agreement with:
               State Street Bank
               5.25%, 10/01/99, dated 09/30/99
               Repurchase Price $384,056
               (Collateralized by U.S. Treasury Note
               5.50%, Due 2000; Total Par $390,000
               Market Value $394,388).............................         384,000
                                                                    --------------

               Total Repurchase Agreement.........................         384,000
                                                                    --------------
               (Cost $384,000)

Total Investments - 99.48%........................................      55,043,437
                                                                    --------------
(Cost $46,142,557)

Net Other Assets and Liabilities -  0.52%.........................         288,434
                                                                    --------------

Net Assets - 100.00%..............................................  $   55,331,871
                                                                    ==============

------------------------------------
*   Non-income producing security.

                       See Notes to Financial Statements.

U.S. Treasury Index Fund

Portfolio of Investments
September 30, 1999 (unaudited)

Par Value                                                      Value
---------                                                      -----

U.S. GOVERNMENT OBLIGATIONS - 97.79%

         U.S. Treasury Notes - 66.12%

$    10,150,000   5.63%, 11/30/00.....................   $    10,162,079
     12,450,000   5.00%, 02/28/01.....................        12,358,990
     14,700,000   6.50%, 05/31/01.....................        14,898,892
      4,250,000   7.50%, 11/15/01.....................         4,403,042
      4,600,000   6.63%, 04/30/02.....................         4,701,614
      8,000,000   6.38%, 08/15/02.....................         8,138,400
     20,450,000   6.25%, 08/31/02.....................        20,730,370
      2,400,000   5.50%, 02/28/03.....................         2,379,288
      4,250,000   5.38%, 06/30/03.....................         4,189,522
      4,350,000   7.25%, 05/15/04.....................         4,589,511
      3,750,000   7.25%, 08/15/04.....................         3,962,925
      4,250,000   5.88%, 11/15/05.....................         4,227,050
     11,275,000   7.00%, 07/15/06.....................        11,843,486
      5,350,000   6.50%, 10/15/06.....................         5,473,852
      9,100,000   5.63%, 05/15/08.....................         8,836,464
                                                         ---------------
                                                             120,895,485
                                                         ---------------

         U.S. Treasury Bonds - 31.67%

      1,200,000   10.75%, 08/15/05....................         1,474,452
      2,700,000   12.00%, 08/15/13....................         3,731,184
      3,730,000   11.75%, 11/15/14....................         5,230,430
      8,900,000   7.50%, 11/15/16.....................         9,859,242
      3,939,000   8.88%, 08/15/17.....................         4,938,324
      3,221,000   8.50%, 02/15/20.....................         3,959,189
      2,000,000   7.88%, 02/15/21.....................         2,327,840
      5,900,000   8.13%, 08/15/21.....................         7,049,202
     10,150,000   7.50%, 11/15/24.....................        11,548,873
      8,000,000   6.13%, 11/15/27.....................         7,774,880
                                                         ---------------
                                                              57,893,616
                                                         ---------------

                  Total U.S. Government Obligations ..       178,789,101
                                                         ---------------
                  (Cost $182,991,523)

REPURCHASE AGREEMENT - 0.69%

$  1,265,000   Repurchase Agreement with:
               State Street Bank
               5.25%, 10/01/99, dated 09/30/99
               Repurchase Price $1,265,184
               (Collateralized by U.S. Treasury Bond
               5.50%, Due 2000; Total Par $1,280,000,
               Market Value $1,312,000)................  $     1,265,000
                                                         ---------------

               Total Repurchase Agreement..............        1,265,000
                                                         ---------------
               (Cost $1,265,000)

Total Investments - 98.48%.............................      180,054,101
                                                         ---------------
(Cost $184,256,523)

Net Other Assets and Liabilities - 1.52%...............        2,776,685
                                                         ---------------

Net Assets - 100.00%...................................  $   182,830,786
                                                         ===============

                       See Notes to Financial Statements.

Municipal Bond Fund

Portfolio of Investments
September 30, 1999 (unaudited)

Par Value                                                                 Value
---------                                                                 -----

MUNICIPAL BONDS - 95.89%

               Alabama - 1.92%

$    400,000   Auburn University Athletics
               5.20%, 04/01/04
               Insured: MBIA......................................    $      410,000
                                                                      --------------

               Arizona - 5.00%

     250,000   Maricopa County School District 1
               Elementary Project of 1998, Series A
               6.00%, 07/01/11
               Insured: FSA.......................................           267,813
     750,000   Maricopa County School District 4, GO
               Mesa University, Series A,
               Prerefunded 07/01/05
               5.65%, 07/01/11
               Insured: FGIC......................................           801,562
                                                                      --------------
                                                                           1,069,375
                                                                      --------------

               Colorado - 2.44%

     500,000   Jefferson County School District
               Number R-001, GO
               5.50%, 12/15/06
               Insured: MBIA......................................           521,875
                                                                      --------------

               Florida - 7.42%

   1,000,000   Florida State Board of Education
               Capital Outlay, Public Education
               Series A, GO, Prerefunded 06/01/04
               5.70%, 06/01/08
               Insured: AMBAC.....................................         1,061,250
     540,000   Tampa Bay Water Utility
               Systems Revenue, Series B
               5.13%, 10/01/13
               Insured: FGIC......................................           527,175
                                                                      --------------
                                                                           1,588,425
                                                                      --------------

               Illinois - 4.97%

     500,000   Illinois State Sales Tax Revenue
               Series V
               6.00%, 06/15/08....................................           532,500
     500,000   Kane County Community School District
               Number 304, Geneva GO
               6.00%, 06/01/04
               Insured: FGIC......................................           530,625
                                                                      --------------
                                                                           1,063,125
                                                                      --------------

               Maryland - 4.75%

   1,000,000   Maryland State, GO
               State and Local Facilities Loan
               Second Series
               5.00%, 07/15/07....................................         1,017,500
                                                                      --------------

               Massachusetts - 8.04%

     500,000   Massachusetts Bay Transportation
               Authority General Transportation System
               Revenue, Series C
               5.25%, 03/01/07....................................           512,500
     500,000   Massachusetts State Construction Loan
               Series B, GO
               5.00%, 05/01/19....................................           450,000
     250,000   Massachusetts State Federal Highway
               Grant Anticipation Note, Series A
               5.25%, 12/15/12....................................           248,437
     500,000   Springfield, Series B, GO
               5.05%, 01/15/04
               Insured: MBIA......................................           509,375
                                                                      --------------
                                                                           1,720,312
                                                                      --------------

               Michigan - 3.29%

     750,000   Michigan State Building Authority Revenue
               Facilities Program, Series II
               5.05%, 10/15/14....................................           705,000
                                                                      --------------

               Missouri - 4.95%

   1,000,000   Sikeston Electric Revenue
               6.00%, 06/01/04
               Insured: MBIA......................................         1,060,000
                                                                      --------------

               Nevada - 2.41%

     500,000   Las Vegas Valley
               Water District Revenue, GO
               5.40%, 09/01/04
               Insured: AMBAC.....................................           516,250
                                                                      --------------

               New Jersey - 6.51%

     750,000   New Jersey Health Care Facilities
               Financing Authority, Dover General
               Hospital and Medical Center
               5.60%, 07/01/02
               Insured: MBIA......................................           775,313
     600,000   New Jersey State Transportation Authority
               Transportation System Revenue, Series A
               5.63%, 06/15/12....................................           618,750
                                                                      --------------
                                                                           1,394,063
                                                                      --------------

               New York - 10.86%

     750,000   Long Island Power Authority
               New York Electric Systems Revenue
               Series A
               5.50%, 12/01/12
               Insured: FSA.......................................           771,563

                       See Notes to Financial Statements.

Municipal Bond Fund

September 30, 1999 (unaudited)

Par Value                                                                 Value
---------                                                                 -----

               New York (continued)

$    500,000   Nassau County IDA
               Civic Facility Revenue
               Hofstra University Project
               5.25%, 07/01/08
               Insured: MBIA......................................    $      511,875
     500,000   New York State Dormitory Authority
               Revenue, City University System
               Consolidated, Series A
               5.50%, 07/01/02....................................           513,750
     500,000   New York State Environmental
               Facilities Corp., PCR, State Water
               Revolving Fund, NYC Municipal Water
               5.75%, 06/15/09....................................           527,500
                                                                      --------------
                                                                           2,324,688
                                                                      --------------

               Ohio - 2.30%

     500,000   Franklin County Convention Facilities
               Authority Tax and Lease Revenue
               Anticipation Bonds
               5.00%, 12/01/11
               Insured: MBIA......................................           492,500
                                                                      --------------

               Oklahoma - 3.58%

     750,000   Oklahoma State Capital Improvement
               Authority, Highway Capital
               Improvement Revenue
               5.00%, 06/01/05
               Insured: MBIA......................................           765,937
                                                                      --------------

               Tennessee - 2.30%

     500,000   Tennessee State, Series A
               5.00%, 05/01/12....................................           491,875
                                                                      --------------

               Texas - 4.53%

     500,000   Carrollton Farmers Branch
               Independent School District, GO
               5.10%, 02/15/04....................................           509,375
     500,000   Judson Independent School District, GO
               5.00%, 02/01/17
               Insured: PSF.......................................           460,625
                                                                      --------------
                                                                             970,000
                                                                      --------------

               Utah - 2.38%

     500,000   Utah State, Series A, GO
               5.00%, 07/01/05....................................           510,000
                                                                      --------------

               Virginia - 6.02%

     500,000   University of Virginia
               University Revenue, Series A
               5.13%, 06/01/10....................................           501,250
     750,000   Virginia State Transportation Board
               Transportation Contract Revenue
               Route 28 Project
               6.00%, 04/01/10....................................           787,500
                                                                      --------------
                                                                           1,288,750
                                                                      --------------

               Washington - 4.84%

     750,000   Seattle Municipal Light &
               Power Revenue, Series B
               5.75%, 08/01/07....................................           780,000
     250,000   Seattle Water System Revenue
               5.38%, 08/01/09....................................           255,312
                                                                      --------------
                                                                           1,035,312
                                                                      --------------

               West Virginia - 3.81%

     500,000   West Virginia School Building Authority
               Refunding, Capital Improvement
               5.30%, 07/01/09
               Insured: AMBAC.....................................           513,125
     300,000   West Virginia State Housing
               Development Fund, Housing Finance
               Series A
               5.55%, 11/01/10....................................           303,375
                                                                      --------------
                                                                             816,500
                                                                      --------------

               Wisconsin - 3.57%

     750,000   Milwaukee Corporate Purpose
               Series A, GO, Prerefunded 06/15/01
               5.50%, 06/15/08....................................           765,000
                                                                      --------------

               Total Municipal Bonds..............................        20,526,487
                                                                      --------------
               (Cost $20,528,773)

                       See Notes to Financial Statements.

Municipal Bond Fund

September 30, 1999 (unaudited)

Par Value                                                                 Value
---------                                                                 -----

COMMERCIAL PAPER - 3.27%

$    600,000   Jacksonville Electric Authority
               3.30%, 10/06/99....................................    $      599,946
     100,000   State of Wisconsin, Series 98B, GO
               3.35%, 10/06/99....................................            99,992
                                                                      --------------

               Total Commercial Paper.............................           699,938
                                                                      --------------
               (Cost $700,000)

 Shares
 ------

INVESTMENT COMPANIES - 2.38%

         352   Dreyfus Tax-Exempt Cash Management Fund............               352
     508,665   Federated Tax-Exempt Obligations Fund..............           508,665
                                                                      --------------

               Total Investment Companies.........................           509,017
                                                                      --------------
               (Cost $509,017)

Total Investments - 101.54%.......................................        21,735,442
                                                                      --------------
(Cost $21,737,790)

Net Other Assets and Liabilities - (1.54)%........................         (329,153)
                                                                      --------------
Net Assets - 100.00%..............................................    $   21,406,289
                                                                      ==============

-------------------------------------
AMBAC American Municipal Bond Assurance Corp.
FGIC  Financial Guaranty Insurance Corp.
FSA   Financial Security Assurance Corp.
GO    General Obligation
IDA   Industrial Development Authority
MBIA  Municipal Bond Insurance Association
PCR   Pollution Control Revenue
PSF   Permanent School Fund Guaranteed

                       See Notes to Financial Statements.

                       This page left blank intentionally.

Galaxy Fund II

Statements of Assets and Liabilities
September 30, 1999 (unaudited)

                                                        Large           Small                            U.S.
                                                       Company         Company          Utility        Treasury         Municipal
                                                     Index Fund      Index Fund       Index Fund      Index Fund        Bond Fund
                                                    -------------   -------------    -------------   -------------    -------------
ASSETS:
  Investments (Note 2):
   Investments at cost ..........................   $ 527,930,755   $ 247,654,467    $  45,758,557   $ 182,991,523    $  21,737,790
   Repurchase agreement .........................       8,302,000      10,599,000          384,000       1,265,000               --
   Net unrealized appreciation (depreciation) ...     364,687,521      (7,954,054)       8,900,880      (4,202,422)          (2,348)
                                                    -------------   -------------    -------------   -------------    -------------
     Total investments at value .................     900,920,276     250,299,413       55,043,437     180,054,101       21,735,442
   Cash .........................................              --              --              882             361              786
   Receivable for investments sold ..............              --       5,421,613               --              --               --
   Receivable for shares sold ...................         587,194       1,101,351          200,053         920,001           81,691
   Receivable for daily variation margin
     on futures contracts .......................         133,205          82,995               --              --               --
   Interest and dividend receivables ............         985,790         123,330          137,313       2,935,532          332,270
                                                    -------------   -------------    -------------   -------------    -------------
     Total Assets ...............................     902,626,465     257,028,702       55,381,685     183,909,995       22,150,189
                                                    -------------   -------------    -------------   -------------    -------------

LIABILITIES:
  Payable for investments purchased .............       2,354,818         290,652               --              --          621,073
  Payable for shares repurchased ................       1,642,064         113,698           31,082         137,424           37,644
  Due to custodian ..............................           6,469          16,841               --              --               --
  Distributions payable .........................              --              --               --         880,661           74,564
  Advisory fee payable (Note 4) .................          77,111          21,328            4,682          15,250            4,427
  Sub-account services fee payable (Note 4) .....          51,262             524                9             123               --
  Administration fee payable (Note 4) ...........         231,335          63,985           14,041          45,751            6,192
                                                    -------------   -------------    -------------   -------------    -------------
     Total Liabilities ..........................       4,363,059         507,028           49,814       1,079,209          743,900
                                                    -------------   -------------    -------------   -------------    -------------
NET ASSETS: .....................................   $ 898,263,406   $ 256,521,674    $  55,331,871   $ 182,830,786    $  21,406,289
                                                    =============   =============    =============   =============    =============

NET ASSETS consist of:
  Par value (Note 3) ............................   $      24,320   $      15,478    $       3,981   $      17,934    $       2,100
  Paid-in capital in excess of par value ........     512,941,461     240,966,770       44,992,300     191,791,518       22,110,105
  Undistributed net
   investment income ............................       6,377,291       1,094,244           74,685         567,625           22,997
  Accumulated net realized gain (loss) on
   investments sold and futures contracts .......      14,587,928      22,799,456        1,360,025      (5,343,869)        (726,565)
  Unrealized appreciation (depreciation) of
   investments and futures contracts ............     364,332,406      (8,354,274)       8,900,880      (4,202,422)          (2,348)
                                                    -------------   -------------    -------------   -------------    -------------
TOTAL NET ASSETS ................................   $ 898,263,406   $ 256,521,674    $  55,331,871   $ 182,830,786    $  21,406,289
                                                    =============   =============    =============   =============    =============

Shares of beneficial interest outstanding .......      24,319,742      15,477,647        3,980,870      17,933,915        2,099,744

NET ASSET VALUE,
  offering and redemption price per share
  (Net Assets / Shares Outstanding) .............   $       36.94   $       16.57    $       13.90   $       10.19    $       10.19
                                                    =============   =============    =============   =============    =============

                       See Notes to Financial Statements.

Galaxy Fund II

Statements of Operations
For the six months ended September 30, 1999 (unaudited)

                                                        Large           Small                            U.S.
                                                       Company         Company          Utility        Treasury         Municipal
                                                     Index Fund      Index Fund       Index Fund      Index Fund        Bond Fund
                                                    -------------   -------------    -------------   -------------    -------------
INVESTMENT INCOME:
  Interest (Note 2) ..............................  $     742,186   $     202,469    $       8,513   $   5,994,288    $     536,470
  Dividends (Note 2) .............................      5,931,196       1,067,944        1,122,925              --            6,050
                                                    -------------   -------------    -------------   -------------    -------------
   Total investment income .......................      6,673,382       1,270,413        1,131,438       5,994,288          542,520
                                                    -------------   -------------    -------------   -------------    -------------

EXPENSES:
  Investment advisory fee (Note 4) ...............        455,696         134,242           29,429          95,858           28,301
  Sub-account services fee (Note 4) ..............        337,506          10,223               68           8,538               --
  Administration fee (Note 4) ....................      1,367,087         402,725           88,220         287,573           39,622
  Trustees' fee (Note 4) .........................          8,290           2,446              539           1,776              198
                                                    -------------   -------------    -------------   -------------    -------------
   Total expenses before reimbursement ...........      2,168,579         549,636          118,256         393,745           68,121
                                                    -------------   -------------    -------------   -------------    -------------
   Less: reimbursement by
     sub-administrator (Note 4) ..................         (8,290)         (2,446)            (539)         (1,776)            (198)
                                                    -------------   -------------    -------------   -------------    -------------
   Total expenses net of reimbursement ...........      2,160,289         547,190          117,717         391,969           67,923
                                                    -------------   -------------    -------------   -------------    -------------
NET INVESTMENT INCOME ............................      4,513,093         723,223        1,013,721       5,602,319          474,597
                                                    -------------   -------------    -------------   -------------    -------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (Note 2):
  Net realized gain (loss) on investments sold ...      6,579,017       9,754,124        1,118,906      (1,823,480)         (70,731)
  Net realized gain (loss) on futures contracts ..       (396,073)        449,065               --              --               --
  Net change in unrealized appreciation
   (depreciation) on investments
   and futures contracts .........................    (13,409,423)     11,941,541        1,285,081      (4,645,700)        (808,948)
                                                    -------------   -------------    -------------   -------------    -------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS .......................     (7,226,479)     22,144,730        2,403,987      (6,469,180)        (879,679)
                                                    -------------   -------------    -------------   -------------    -------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS .................  $  (2,713,386)  $  22,867,953    $   3,417,708   $    (866,861)   $    (405,082)
                                                    =============   =============    =============   =============    =============

                       See Notes to Financial Statements.

Galaxy Fund II

Statements of Changes in Net Assets

                                                                Large Company Index Fund              Small Company Index Fund
                                                           ----------------------------------   -----------------------------------
                                                               Six months           Year            Six months             Year
                                                           ended September 30,      ended       ended September 30,        ended
                                                                  1999            March 31,            1999              March 31,
                                                               (unaudited)          1999            (unaudited)            1999
                                                             -------------      -------------      -------------      -------------

NET ASSETS at beginning of period ......................     $ 828,899,259      $ 626,739,815      $ 259,903,218      $ 399,161,589
                                                             -------------      -------------      -------------      -------------
Increase (Decrease) in net assets
resulting from operations:
  Net investment income ................................         4,513,093          7,652,332            723,223          1,781,411
  Net realized gain (loss) on investments sold
   and futures contracts ...............................         6,182,944          9,491,737         10,203,189         26,122,840
  Net change in unrealized appreciation
   (depreciation) of investments
   and futures contracts ...............................       (13,409,423)       103,150,294         11,941,541       (101,734,129)
                                                             -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets
     resulting from operations .........................        (2,713,386)       120,294,363         22,867,953        (73,829,878)
                                                             -------------      -------------      -------------      -------------

Dividends to shareholders from:
  Net investment income ................................                --         (7,495,542)                --         (1,496,765)
  Net realized gain on investments .....................                --         (8,218,686)                --        (25,318,420)
                                                             -------------      -------------      -------------      -------------
   Total Dividends .....................................                --        (15,714,228)                --        (26,815,185)
                                                             -------------      -------------      -------------      -------------

Share transactions:
  Net proceeds from sales of shares ....................       178,853,832        270,792,138         55,072,588        172,983,187
  Issued to shareholders in reinvestment
   of dividends ........................................                --         14,297,984                 --         25,680,426
  Cost of shares repurchased ...........................      (106,776,299)      (187,510,813)       (81,322,085)      (237,276,921)
                                                             -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets
    from share transactions ............................        72,077,533         97,579,309        (26,249,497)       (38,613,308)
                                                             -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets ...............        69,364,147        202,159,444         (3,381,544)      (139,258,371)
                                                             -------------      -------------      -------------      -------------

NET ASSETS at end of period (including line A) .........     $ 898,263,406      $ 828,899,259      $ 256,521,674      $ 259,903,218
                                                             =============      =============      =============      =============

  (A) Undistributed net investment income ..............     $   6,377,291      $   1,864,198      $   1,094,244      $     371,021
                                                             =============      =============      =============      =============

OTHER INFORMATION:
Share transactions:
  Sold .................................................         4,644,022          8,069,826          3,290,098          9,167,908
  Issued to shareholders in reinvestment
   of dividends ........................................                --            420,937                 --          1,645,232
  Repurchased ..........................................        (2,788,441)        (5,660,093)        (4,883,426)       (12,997,298)
                                                             -------------      -------------      -------------      -------------
   Net increase (decrease) in shares outstanding .......         1,855,581          2,830,670         (1,593,328)        (2,184,158)
                                                             =============      =============      =============      =============

                       See Notes to Financial Statements.

           Utility Index Fund               U.S. Treasury Index Fund               Municipal Bond Fund
 ----------------------------------   ----------------------------------   -----------------------------------
     Six months           Year            Six months           Year            Six months             Year
 ended September 30,      ended       ended September 30,      ended       ended September 30,        ended
        1999            March 31,            1999            March 31,            1999              March 31,
     (unaudited)          1999            (unaudited)          1999            (unaudited)            1999
   -------------      -------------     -------------      -------------      -------------      -------------
   $  55,130,734      $  55,864,298     $ 202,419,601      $ 118,367,938      $  21,606,862      $  18,146,608
   -------------      -------------     -------------      -------------      -------------      -------------



       1,013,721          2,106,127         5,602,319          9,184,219            474,597            806,140

       1,118,906          1,091,382        (1,823,480)         1,324,345            (70,731)           205,546

       1,285,081         (4,268,548)       (4,645,700)        (2,789,656)          (808,948)           (85,148)
   -------------      -------------     -------------      -------------      -------------      -------------


       3,417,708         (1,071,039)         (866,861)         7,718,908           (405,082)           926,538
   -------------      -------------     -------------      -------------      -------------      -------------



      (1,024,966)        (2,020,197)       (5,602,319)        (9,184,219)          (474,597)          (806,140)
              --           (576,213)               --                 --                 --                 --
   -------------      -------------     -------------      -------------      -------------      -------------

      (1,024,966)        (2,596,410)       (5,602,319)        (9,184,219)          (474,597)          (806,140)
   -------------      -------------     -------------      -------------      -------------      -------------



       4,816,572          8,778,290        38,603,454        140,419,018          6,252,043          7,052,544

         932,283          2,378,235         4,338,672          7,082,284            320,004            673,733
      (7,940,460)        (8,222,640)      (56,061,761)       (61,984,328)        (5,892,941)        (4,386,421)
   -------------      -------------     -------------      -------------      -------------      -------------

      (2,191,605)         2,933,885       (13,119,635)        85,516,974            679,106          3,339,856
   -------------      -------------     -------------      -------------      -------------      -------------

         201,137           (733,564)      (19,588,815)        84,051,663           (200,573)         3,460,254
   -------------      -------------     -------------      -------------      -------------      -------------


   $  55,331,871      $  55,130,734     $ 182,830,786      $ 202,419,601      $  21,406,289      $  21,606,862
   =============      =============     =============      =============      =============      =============



   $      74,685      $      85,930     $     567,625      $     567,625      $      22,997      $      22,997
   =============      =============     =============      =============      =============      =============





         331,724            607,668         3,731,564         13,043,471            596,351            668,030

          62,490            164,843           421,750            659,482             28,189             63,633
        (544,227)          (580,292)       (5,426,421)        (5,763,875)          (565,566)          (417,603)
   -------------      -------------     -------------      -------------      -------------      -------------

        (150,013)           192,219        (1,273,107)         7,939,078             58,974            314,060
   =============      =============     =============      =============      =============      =============

                       See Notes to Financial Statements.

Large Company Index Fund

Financial Highlights
For a Share outstanding throughout each period

                                            Six months ended
                                              September 30,                        Years ended March 31,
                                                  1999         -------------------------------------------------------------
                                               (unaudited)        1999         1998         1997         1996         1995
                                                ---------      ---------    ---------    ---------    ---------    ---------

Net Asset Value, Beginning of period .........  $   36.90      $   31.92    $   23.09    $   20.06    $   15.76    $   14.36
                                                ---------      ---------    ---------    ---------    ---------    ---------

Income from Investment Operations:
  Net investment income(1) ...................       0.18           0.35         0.40         0.43         0.38         0.37
  Net realized and unrealized gain (loss)
   on investments and futures contracts ......      (0.14)          5.38        10.23         3.41         4.57         1.73
                                                ---------      ---------    ---------    ---------    ---------    ---------
     Total from Investment Operations ........       0.04           5.73        10.63         3.84         4.95         2.10
                                                ---------      ---------    ---------    ---------    ---------    ---------

Less Dividends:
  Dividends from net investment income .......         --          (0.36)       (0.44)       (0.38)       (0.31)       (0.37)
  Dividends from net realized capital gains ..         --          (0.39)       (1.36)       (0.43)       (0.34)       (0.33)
                                                ---------      ---------    ---------    ---------    ---------    ---------
     Total Dividends .........................         --          (0.75)       (1.80)       (0.81)       (0.65)       (0.70)
                                                ---------      ---------    ---------    ---------    ---------    ---------
Net increase in net asset value ..............       0.04           4.98         8.83         3.03         4.30         1.40
                                                ---------      ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of period ...............  $   36.94      $   36.90    $   31.92    $   23.09    $   20.06    $   15.76
                                                =========      =========    =========    =========    =========    =========

Total Return .................................       0.11%**       18.15%       47.29%       19.32%       31.80%       15.07%

Ratios/Supplemental Data:
Net assets, End of period (in 000's) .........  $ 898,263      $ 828,899    $ 626,740    $ 421,652    $ 240,689    $ 147,597
Ratios to average net assets:
  Net investment income including
   reimbursement .............................       0.99%*         1.11%        1.44%        2.19%        2.11%        2.48%
  Operating expenses including
   reimbursement .............................       0.47%*         0.47%        0.40%        0.40%        0.40%        0.40%
  Operating expenses excluding
   reimbursement .............................       0.48%*         0.47%        0.40%        0.40%        0.41%        0.41%
Portfolio turnover rate ......................          1%**           3%           3%          11%           5%           7%

-------------------------
*   Annualized
**  Not annualized
(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the six months ended September 30, 1999 (unaudited) and the years ended March 31, 1999, 1998, 1997, 1996 and 1995 was $0.18, $0.35, $0.40, $0.43, $0.38 and $0.37, respectively.

                       See Notes to Financial Statements.

Small Company Index Fund

Financial Highlights
For a Share outstanding throughout each period

                                             Six months ended
                                               September 30,                            Years ended March 31,
                                                   1999          -----------------------------------------------------------------
                                                (unaudited)         1999         1998*          1997          1996          1995
                                                 ---------       ---------     ---------     ---------     ---------     ---------

Net Asset Value, Beginning of period .........   $   15.22       $   20.73     $   22.64     $   22.30     $   17.62     $   17.49
                                                 ---------       ---------     ---------     ---------     ---------     ---------

Income from Investment Operations:
  Net investment income(1) ...................        0.05            0.10          0.27          0.38          0.32          0.32
  Net realized and unrealized gain (loss)
   on investments and futures contracts ......        1.30           (4.04)         7.64          1.76          5.07          0.91
                                                 ---------       ---------     ---------     ---------     ---------     ---------
     Total from Investment Operations ........        1.35           (3.94)         7.91          2.14          5.39          1.23
                                                 ---------       ---------     ---------     ---------     ---------     ---------

Less Dividends:
  Dividends from net investment income .......          --           (0.09)        (0.33)        (0.34)        (0.38)        (0.32)
  Dividends from net realized capital gains ..          --           (1.48)        (9.49)        (1.46)        (0.33)        (0.78)
                                                 ---------       ---------     ---------     ---------     ---------     ---------
     Total Dividends .........................          --           (1.57)        (9.82)        (1.80)        (0.71)        (1.10)
                                                 ---------       ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value ...        1.35           (5.51)        (1.91)         0.34          4.68          0.13
                                                 ---------       ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of period ...............   $   16.57       $   15.22     $   20.73     $   22.64     $   22.30     $   17.62
                                                 =========       =========     =========     =========     =========     =========

Total Return .................................        8.80%***      (19.19)%       41.22%         9.60%        30.85%         7.60%

Ratios/Supplemental Data:
Net assets, End of period (in 000's) .........   $ 256,522       $ 259,903     $ 399,162     $ 309,474     $ 291,724     $ 235,295
Ratios to average net assets:
  Net investment income including
   reimbursement .............................        0.54%**         0.56%         0.97%         1.59%         1.52%         1.72%
  Operating expenses including
   reimbursement .............................        0.41%**         0.40%         0.40%         0.40%         0.40%         0.40%
  Operating expenses excluding
   reimbursement .............................        0.41%**         0.41%         0.40%         0.40%         0.41%         0.40%
Portfolio turnover rate ......................          13%***          22%           99%            8%           14%           10%

---------------------------
* At a Special Meeting of Shareholders of the Small Company Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell Special Small Company Index to the Standard & Poor's Small Cap 600 Stock Price Index.
**  Annualized
*** Not annualized
(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the six months ended September 30, 1999 (unaudited) and the years ended March 31, 1999, 1998, 1997, 1996 and 1995 was $0.05, $0.10, $0.27, $0.38, $0.31 and $0.31, respectively.

                       See Notes to Financial Statements.

Utility Index Fund

Financial Highlights
For a Share outstanding throughout each period

                                             Six months ended
                                               September 30,                       Years ended March 31,
                                                   1999          ------------------------------------------------------------
                                                (unaudited)        1999        1998*         1997         1996         1995
                                                 ---------       --------     --------     --------     --------     --------

Net Asset Value, Beginning of period .........   $  13.35        $  14.18     $  11.42     $  12.03     $   9.88     $   9.99
                                                 --------        --------     --------     --------     --------     --------

Income from Investment Operations:
  Net investment income(1) ...................       0.26            0.53         0.54         0.49         0.44         0.47
  Net realized and unrealized gain (loss)
    on investments ...........................       0.55           (0.71)        3.71        (0.09)        2.15        (0.03)
                                                 --------        --------     --------     --------     --------     --------
     Total from Investment Operations ........       0.81           (0.18)        4.25         0.40         2.59         0.44
                                                 --------        --------     --------     --------     --------     --------

Less Dividends:
  Dividends from net investment income .......      (0.26)          (0.51)       (0.60)       (0.46)       (0.44)       (0.46)
  Dividends from net realized capital gains ..         --           (0.14)       (0.82)       (0.55)          --        (0.08)
  Dividends in excess of net
   realized capital gains ....................         --              --           --           --           --        (0.01)
  Return of capital ..........................         --              --        (0.07)          --           --           --
                                                 --------        --------     --------     --------     --------     --------
     Total Dividends .........................      (0.26)          (0.65)       (1.49)       (1.01)       (0.44)       (0.55)
                                                 --------        --------     --------     --------     --------     --------
Net increase (decrease) in net asset value ...       0.55           (0.83)        2.76        (0.61)        2.15        (0.11)
                                                 --------        --------     --------     --------     --------     --------
Net Asset Value, End of period ...............   $  13.90        $  13.35     $  14.18     $  11.42     $  12.03     $   9.88
                                                 ========        ========     ========     ========     ========     ========

Total Return .................................       5.93%***       (1.53)%      39.07%        3.46%       26.61%        4.67%

Ratios/Supplemental Data:
Net assets, End of period (in 000's) .........   $ 55,332        $ 55,131     $ 55,864     $ 45,582     $ 56,383     $ 52,831
Ratios to average net assets:
  Net investment income including
   reimbursement .............................       3.44%**         3.72%        4.24%        3.96%        3.79%        4.62%
  Operating expenses including
   reimbursement .............................       0.40%**         0.40%        0.40%        0.40%        0.40%        0.40%
  Operating expenses excluding
   reimbursement .............................       0.40%**         0.40%        0.40%        0.40%        0.41%        0.41%
Portfolio turnover rate ......................          4%***           8%          72%         170%          12%           5%

------------------------------
* At a Special Meeting of Shareholders of the Utility Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell 1000 Utility Index to the Standard & Poor's Utilities Composite Stock Price Index.
**  Annualized
*** Not annualized
(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the six months ended September 30, 1999 (unaudited) and the years ended March 31, 1999, 1998, 1997, 1996 and 1995 was $0.26, $0.53, $0.54, $0.49, $0.44 and $0.47, respectively.

                       See Notes to Financial Statements.

U.S. Treasury Index Fund

Financial Highlights
For a Share outstanding throughout each period

                                             Six months ended
                                               September 30,                         Years ended March 31,
                                                   1999          -----------------------------------------------------------------
                                                (unaudited)         1999         1998          1997          1996          1995
                                                 ---------       ---------     ---------     ---------     ---------     ---------

Net Asset Value, Beginning of period .........   $   10.54       $   10.50     $    9.99     $   10.24     $    9.91     $   10.38
                                                 ---------       ---------     ---------     ---------     ---------     ---------

Income from Investment Operations:
  Net investment income(1) ...................        0.30            0.61          0.63          0.64          0.66          0.65
  Net realized and unrealized gain (loss)
   on investments ............................       (0.35)           0.05          0.51         (0.25)         0.33         (0.29)
                                                 ---------       ---------     ---------     ---------     ---------     ---------
     Total from Investment Operations ........       (0.05)           0.66          1.14          0.39          0.99          0.36
                                                 ---------       ---------     ---------     ---------     ---------     ---------

Less Dividends:
  Dividends from net investment income .......       (0.30)          (0.62)        (0.63)        (0.64)        (0.65)        (0.66)
  Dividends in excess of net
   investment income .........................          --              --            --            --         (0.01)        (0.01)
  Dividends in excess of net realized
   capital gains .............................          --              --            --            --            --         (0.16)
                                                 ---------       ---------     ---------     ---------     ---------     ---------
     Total Dividends .........................       (0.30)          (0.62)        (0.63)        (0.64)        (0.66)        (0.83)
                                                 ---------       ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value ...       (0.35)           0.04          0.51         (0.25)         0.33         (0.47)
                                                 ---------       ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of period ...............   $   10.19       $   10.54     $   10.50     $    9.99     $   10.24     $    9.91
                                                 =========       =========     =========     =========     =========     =========

Total Return .................................       (0.44)%**        6.38%        11.72%         3.91%        10.09%         3.81%

Ratios/Supplemental Data:
Net assets, End of period (in 000's) .........   $ 182,831       $ 202,420     $ 118,368     $ 111,313     $ 124,944     $ 104,251
Ratios to average net assets:
  Net investment income including
   reimbursement .............................        5.84%*          5.77%         6.12%         6.31%         6.35%         6.43%
  Operating expenses including
   reimbursement .............................        0.41%*          0.41%         0.40%         0.40%         0.40%         0.40%
  Operating expenses excluding
   reimbursement .............................        0.41%*          0.41%         0.40%         0.40%         0.41%         0.41%
Portfolio turnover rate ......................          25%**           70%           79%           39%           35%           50%

---------------------------
*   Annualized
**  Not annualized
(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the six months ended September 30, 1999 (unaudited) and the years ended March 31, 1999, 1998, 1997, 1996 and 1995 was $0.30, $0.62, $0.63, $0.64, $0.66 and $0.65, respectively.

                       See Notes to Financial Statements.

Municipal Bond Fund

Financial Highlights
For a Share outstanding throughout each period

                                             Six months ended
                                               September 30,                        Years ended March 31,
                                                   1999         ------------------------------------------------------------
                                                (unaudited)       1999         1998         1997         1996         1995
                                                 ---------      --------     --------     --------     --------     --------

Net Asset Value, Beginning of period .........   $  10.59       $  10.51     $  10.15     $  10.20     $   9.94     $   9.89
                                                 --------       --------     --------     --------     --------     --------

Income from Investment Operations:
  Net investment income(1) ...................       0.22           0.46         0.47         0.47         0.46         0.46
  Net realized and unrealized gain (loss)
   on investments ............................      (0.40)          0.08         0.36        (0.05)        0.26         0.05
                                                 --------       --------     --------     --------     --------     --------
     Total from Investment Operations ........      (0.18)          0.54         0.83         0.42         0.72         0.51
                                                 --------       --------     --------     --------     --------     --------

Less Dividends:
  Dividends from net investment income .......      (0.22)         (0.46)       (0.47)       (0.47)       (0.46)       (0.46)
  Dividends from net realized capital gains ..         --             --           --           --           --           --
                                                 --------       --------     --------     --------     --------     --------
     Total Dividends .........................      (0.22)         (0.46)       (0.47)       (0.47)       (0.46)       (0.46)
                                                 --------       --------     --------     --------     --------     --------
Net increase (decrease) in net asset value ...      (0.40)          0.08         0.36        (0.05)        0.26         0.05
                                                 --------       --------     --------     --------     --------     --------
Net Asset Value, End of period ...............   $  10.19       $  10.59     $  10.51     $  10.15     $  10.20     $   9.94
                                                 ========       ========     ========     ========     ========     ========

Total Return .................................      (1.73)%**       5.20%        8.29%        4.15%        7.36%        5.34%

Ratios/Supplemental Data:
Net assets, End of period (in 000's) .........   $ 21,406       $ 21,607     $ 18,147     $ 19,921     $ 22,478     $ 24,560
Ratios to average net assets:
  Net investment income including
   reimbursement .............................       4.19%*         4.31%        4.49%        4.57%        4.54%        4.72%
  Operating expenses including
   reimbursement .............................       0.60%*         0.60%        0.60%        0.60%        0.60%        0.60%
  Operating expenses excluding
   reimbursement .............................       0.60%*         0.60%        0.60%        0.60%        0.61%        0.63%
Portfolio turnover rate ......................         28%**          43%          28%           7%           2%          47%

-----------------
*   Annualized
**  Not annualized
(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the six months ended September 30, 1999 (unaudited) and the years ended March 31, 1999, 1998, 1997, 1996 and 1995 was $0.22, $0.46, $0.46, $0.47, $0.47, $0.46 and $0.46, respectively.

                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.  Organization:

Galaxy Fund II ("Galaxy II" or the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of the date of this report, the Trust offered five managed investment portfolios. The accompanying financial statements and financial highlights are those of the Large Company Index Fund, the Small Company Index Fund, the Utility Index Fund, the U.S. Treasury Index Fund, and the Municipal Bond Fund (individually a "Fund," collectively the "Funds").

2.  Significant Accounting Policies:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements.

Portfolio Valuation: Listed investment securities are valued by an independent pricing service approved by the Trust's Board of Trustees at the last quoted sale price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the closing bid price in the principal market where such securities trade. U.S. Government securities (other than short-term investments) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Debt securities of U.S. issuers (other than U.S. Government securities and short-term securities), including municipal securities, are valued at the mean between the quoted bid price and the asked price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available are valued based on fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures Contracts: Each Fund, except the U.S. Treasury Index Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized gains or losses until the contract is closed out, at which time the gains or losses are realized.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the identified cost method. Interest income and expenses are recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Index Fund and the Municipal Bond Fund, declared and paid quarterly for the Utility Index Fund and declared and paid annually for the Small Company Index Fund and the Large Company Index Fund. Net realized capital gains, if any, are distributed at least annually. Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Income Taxes: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal tax provision is recorded.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to

Notes to Financial Statements (unaudited)

obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the under lying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

3.  Shares of Beneficial Interest:

The Trust's Declaration of Trust authorizes the Trust to issue an unlimited number of shares of beneficial interest, with $0.001 par value. The Trust's shares are classified into five series.

4.  Investment Advisory, Administration and Distribution Agreements:

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of FleetBoston Financial Corp., are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Large Company Index, Small Company Index, Utility Index and U.S. Treasury Index Funds, and 0.25% of the average daily net assets of the Municipal Bond Fund.

The Trust and Fleet National Bank (the "Administrator"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an administration agreement. Under the agreement, the Administrator is responsible for the payment of all expenses of the Funds, except the fees and expenses of the Trustees who are not interested persons of the Trust, brokerage fees and commissions, interest on borrowings, taxes, annual sub-account fees payable with respect to shares of the Funds held by defined contribution plans, and such extraordinary, non-recurring expenses as may arise, including litigation, to which the Trust may be a party. For its services as administrator, the Administrator receives a fee at an annual rate of 0.30% of the average daily net assets of each of the Large Company Index, Small Company Index, Utility Index and U.S. Treasury Index Funds, and 0.35% of the average daily net assets of the Municipal Bond Fund.

The Administrator has entered into a sub-administration agreement with First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation ("First Data"), under which Investor Services Group provides administrative, accounting and transfer agent services to the Trust. The Administrator bears the fees of Investor Services Group for serving in this capacity.

First Data Distributors, Inc. ("FD Distributors"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data, acts as the exclusive distributor of the Trust's shares.

The Trust and Investor Services Group may enter into agreements with one or more entities, including the Administrator and affiliates of the Investment Advisor, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to shares of the Funds held by defined contribution plans. Such entities are compensated by Investor Services Group for the Sub-Account Services and in connection therewith the Funds pay Investor Services Group out-of-pocket transfer agency expenses (i.e. sub-account services fee) in an amount equal to these fees.

Certain officers of the Trust are officers of Investor Services Group and/or FD Distributors. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, Trustee or employee of the Trust. Effective May 28, 1999, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy Fund ("Galaxy") and The Galaxy VIP Fund ("VIP") an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a Trustee of the Trust, Galaxy and VIP an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, Galaxy and VIP are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, Galaxy and VIP based on their relative net assets.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Investor Services Group voluntarily agreed to reimburse the Funds for Trustees' fees. Investor Services Group, at its discretion, may revise or discontinue the voluntary expense reimbursement at any time.

Notes to Financial Statements (unaudited)

5. Securities Transactions:

The cost of purchases and the proceeds from sales of securities (excluding short-term investments and futures contracts) for the six months ended September 30, 1999 for each Fund were as follows:

                              U.S. Government            Other Investment
                                 Securities                  Securities
                         -------------------------   --------------------------
                          Purchases       Sales        Purchases       Sales
                         -----------   -----------   ------------   -----------
Large Company Index ..   $        --   $        --   $112,147,560   $12,572,154
Small Company Index ..            --            --     32,825,321    68,399,195
Utility Index ........            --            --      2,407,219     4,754,587
U.S. Treasury Index ..    47,238,229    58,862,619             --            --
Municipal Bond .......            --            --      6,625,971     6,073,909

The aggregate cost, gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 1999 for each Fund were as follows:

                                Cost       Appreciation   (Depreciation)        Net
                            ------------------------------------------------------------
Large Company Index .....   $536,232,755   $399,348,330   $(34,660,809)   $ 364,687,521
Small Company Index .....    258,253,467     44,326,378    (52,280,432)      (7,954,054)
Utility Index ...........     46,142,557     10,482,240     (1,581,360)       8,900,880
U.S. Treasury Index .....    184,256,523      1,348,336     (5,550,758)      (4,202,422)
Municipal Bond ..........     21,737,790        422,231       (424,579)          (2,348)

At March 31, 1999, the following Funds had capital loss carryforwards:

                           Capital loss     Expiration
                           Carryforward        Date
                           ------------    ------------
U.S. Treasury Index .....  $  2,863,608        2003
                                548,015        2004
Municipal Bond ..........       452,493        2003
                                203,341        2004

6.  Financial Instruments:

The Large Company Index, Small Company Index and Utility Index Funds may enter into stock index futures contracts that are traded on a national exchange. These Funds will enter into stock index futures contracts only for bona fide hedging purposes or as otherwise permitted by the Commodities Futures Trading Commission ("CFTC"). If permitted, these Funds may use stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a stock index futures contract is priced more attractively than the securities in the underlying index. The Municipal Bond Fund may enter into interest rate futures contracts and municipal bond index futures contracts only for bona fide hedging purposes or as otherwise permitted by CFTC regulations. In addition, the Municipal Bond Fund may purchase put or call options on interest rate and municipal bond index futures contracts, which are traded on a United States exchange, as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. A Fund will segregate assets to cover its commitments on purchased futures contracts.

Risks associated with using financial instruments such as futures as a hedge include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or the inability of counterparties to perform under the terms of the contract.

Notes to Financial Statements (unaudited)

7.  Concentration of Credit Risk:

The Utility Index Fund concentrates its investments in the utility industry. As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.